PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 27.7%
Basic Materials : 0.7%
5,509,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 $ 5,039,192
0.1
671,000
(1)
Anglo American
Capital PLC, 4.875%,
05/14/2025 669,708
0.0
1,748,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 1,737,661
0.0
4,750,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 4,288,894
0.1
4,025,000
(1)
Antofagasta PLC,
6.250%,
05/02/2034 4,091,332
0.1
2,904,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 2,951,376
0.0
1,685,000
(1)(2)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 1,649,774
0.0
5,450,000
(1)(2)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 5,359,316
0.1
5,200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,185,375
0.1
3,250,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 3,320,078
0.0
1,311,000  FMC Corp., 5.150%,
05/18/2026 1,313,185
0.0
256,000
(1)
Glencore Funding LLC,
5.893%,
04/04/2054 248,621
0.0
1,500,000
(1)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,516,590
0.0
1,825,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,818,389
0.0
3,175,000
(1)
Novelis Corp., 4.750%,
01/30/2030 2,932,906
0.0
2,920,000
(2)
Nutrien Ltd., 5.400%,
06/21/2034 2,902,821
0.0
407,000  Nutrien Ltd., 5.875%,
12/01/2036 414,060
0.0
6,800,000
(1)
OCP SA, 6.750%,
05/02/2034 6,947,900
0.1
4,100,000
(2)
Olin Corp., 5.000%,
02/01/2030 3,852,054
0.0
4,700,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 4,456,117
0.1
2,943,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 2,709,934
0.0
1,974,000
(2)
Steel Dynamics, Inc.,
2.400%,
06/15/2025 1,951,069
0.0
2,225,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,999,598
0.0
67,355,950
0.7
Communications : 1.9%
2,713,000  Amazon.com, Inc.,
2.100%,
05/12/2031 2,318,191
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,095,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 $ 1,926,406
0.0
1,080,000  AT&T, Inc., 3.500%,
09/15/2053 727,898
0.0
1,576,000  AT&T, Inc., 3.550%,
09/15/2055 1,061,012
0.0
2,306,000  AT&T, Inc., 3.650%,
09/15/2059 1,528,936
0.0
1,039,000  AT&T, Inc., 3.800%,
12/01/2057 717,733
0.0
521,000  AT&T, Inc., 4.500%,
05/15/2035 482,199
0.0
2,795,000  AT&T, Inc., 4.900%,
08/15/2037 2,638,505
0.0
2,136,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 1,884,389
0.0
902,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 601,148
0.0
1,674,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 1,259,208
0.0
2,458,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 1,988,546
0.0
4,569,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 4,659,105
0.1
3,217,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 3,292,169
0.0
3,729,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 3,743,330
0.1
3,781,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 3,678,024
0.1
1,924,000  Comcast Corp.,
1.500%,
02/15/2031 1,566,712
0.0
1,792,000  Comcast Corp.,
1.950%,
01/15/2031 1,499,571
0.0
4,057,000  Comcast Corp.,
2.650%,
02/01/2030 3,635,478
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,295,000  Comcast Corp.,
3.200%,
07/15/2036 $ 1,854,511
0.0
2,428,000  Comcast Corp.,
3.900%,
03/01/2038 2,042,838
0.0
1,749,000
(2)
Comcast Corp.,
5.300%,
06/01/2034 1,747,756
0.0
2,075,000  Comcast Corp.,
5.500%,
05/15/2064 1,937,110
0.0
2,548,000  Discovery
Communications LLC,
3.625%,
05/15/2030 2,267,695
0.0
1,970,000  EchoStar Corp.,
10.750%,
11/30/2029 2,120,430
0.0
4,420,000
(1)
GCI LLC, 4.750%,
10/15/2028 4,132,607
0.1
1,735,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,898,090
0.0
3,425,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 2,934,970
0.0
1,825,000
(1)
McGraw-Hill Education,
Inc., 7.375%,
09/01/2031 1,870,048
0.0
13,079,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 12,738,165
0.2
7,388,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 7,160,969
0.1
7,951,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 7,757,723
0.1
2,283,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 2,280,328
0.0
1,960,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,875,735
0.0
3,507,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 3,293,529
0.0
1,369,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 1,149,831
0.0
2,604,000
(1)(2)
NBN Co. Ltd., 6.000%,
10/06/2033 2,729,781
0.0
3,685,000  Netflix, Inc., 5.875%,
11/15/2028 3,820,613
0.1
1,442,000
(1)
Optics Bidco SpA 2038,
7.721%,
06/04/2038 1,518,261
0.0
402,000  Paramount Global,
4.950%,
05/19/2050 302,894
0.0
4,305,000
(1)(2)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 4,132,559
0.1
7,112,000  Sprint Capital Corp.,
6.875%,
11/15/2028 7,554,778
0.1
6,433,000  Sprint Capital Corp.,
8.750%,
03/15/2032 7,688,680
0.1
1,506,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 1,279,551
0.0
792,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 709,468
0.0
2,371,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 2,178,051
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
593,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 $ 576,398
0.0
1,798,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,635,754
0.0
6,621,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 6,008,893
0.1
5,304,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 4,993,610
0.1
679,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 589,099
0.0
167,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 161,267
0.0
3,116,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 3,017,394
0.0
2,356,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 2,282,877
0.0
3,702,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 3,445,672
0.1
2,380,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 2,373,210
0.0
287,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 236,615
0.0
3,231,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 2,680,340
0.0
291,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 250,722
0.0
1,093,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 1,013,204
0.0
3,734,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 3,449,160
0.1
4,085,000
(1)(2)
Viasat, Inc., 5.625%,
04/15/2027 3,958,126
0.1
4,660,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 4,012,577
0.1
1,010,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 1,019,208
0.0
2,679,000  Vodafone Group PLC,
5.875%,
06/28/2064 2,594,631
0.0
174,484,288
1.9
Consumer, Cyclical : 2.3%
264,012  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 255,314
0.0
1,921,193  American Airlines Pass
Through Trust 2016-1,
A, 4.100%,
07/15/2029 1,836,506
0.0
1,562,152  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 1,504,164
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
333,635  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 $ 312,585
0.0
2,255,499  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,133,419
0.0
4,442,698  American Airlines Pass
Through Trust 2016-3,
A, 3.250%,
04/15/2030 4,094,015
0.1
4,367,608  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 4,099,185
0.1
3,718,000  American Honda
Finance Corp., 4.700%,
01/12/2028 3,710,700
0.0
2,009,000  American Honda
Finance Corp., 5.650%,
11/15/2028 2,064,975
0.0
4,670,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 4,571,274
0.1
470,000
(2)
American Honda
Finance Corp., GMTN,
4.900%,
01/10/2034 452,047
0.0
3,820,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 3,576,307
0.0
1,332,000  AutoZone, Inc., 6.250%,
11/01/2028 1,393,980
0.0
4,405,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 4,482,646
0.1
3,374,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 3,323,310
0.0
996,511  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 967,591
0.0
632,291
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 624,026
0.0
3,570,000
(1)
Denso Corp., 4.420%,
09/11/2029 3,505,439
0.0
3,092,000  Ford Motor Co.,
3.250%,
02/12/2032 2,572,438
0.0
5,432,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 5,254,726
0.1
3,434,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 3,347,851
0.0
3,291,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 3,293,749
0.0
1,345,000  General Motors Co.,
6.125%,
10/01/2025 1,355,826
0.0
4,658,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 3,898,238
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,985,000
(2)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 $ 4,913,259
0.1
8,192,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 8,285,761
0.1
2,016,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 2,027,547
0.0
1,533,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 1,556,016
0.0
2,490,000  Genuine Parts Co.,
4.950%,
08/15/2029 2,483,870
0.0
4,340,000
(1)
H&E Equipment
Services, Inc., 3.875%,
12/15/2028 3,971,282
0.1
3,490,000  Home Depot, Inc.,
2.700%,
04/15/2030 3,143,418
0.0
1,500,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 1,501,806
0.0
3,491,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 3,503,381
0.0
885,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 885,169
0.0
2,815,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 2,857,358
0.0
7,291,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 7,503,393
0.1
3,206,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 3,347,691
0.0
377,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 369,776
0.0
5,000,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 4,170,319
0.1
3,170,000  Marriott International,
Inc., 4.800%,
03/15/2030 3,147,735
0.0
2,800,000  Marriott International,
Inc., 5.350%,
03/15/2035 2,761,774
0.0
3,720,000
(1)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 3,668,752
0.0
3,825,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 3,815,181
0.1
3,005,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 3,029,301
0.0
3,170,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 3,076,479
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,775,000
(1)(2)
Panasonic Holdings
Corp., 5.302%,
07/16/2034 $ 3,773,810
0.1
5,595,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 5,612,199
0.1
1,820,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,589,444
0.0
1,530,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 1,411,164
0.0
2,985,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 2,949,139
0.0
3,710,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 3,824,640
0.1
3,645,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 3,620,203
0.0
670,117  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 684,987
0.0
3,224,515  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 3,016,375
0.0
2,325,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 2,212,461
0.0
163,716  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 163,208
0.0
2,125,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,939,499
0.0
6,862,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 6,790,927
0.1
7,425,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 7,435,780
0.1
5,591,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 5,790,661
0.1
1,555,000
(2)
Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 1,541,107
0.0
4,562,000  Walmart, Inc., 4.000%,
04/15/2030 4,465,919
0.1
8,392,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 8,086,549
0.1
8,210,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 6,104,466
0.1
2,838,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 2,088,582
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,950,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 $ 3,893,223
0.1
3,925,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 3,857,055
0.1
213,500,977
2.3
Consumer, Non-cyclical : 4.3%
1,468,000  AbbVie, Inc., 3.200%,
11/21/2029 1,363,172
0.0
1,888,000  AbbVie, Inc., 4.050%,
11/21/2039 1,614,259
0.0
5,635,000  AbbVie, Inc., 4.300%,
05/14/2036 5,148,819
0.1
4,402,000  AbbVie, Inc., 4.500%,
05/14/2035 4,124,935
0.1
5,490,000  AbbVie, Inc., 4.950%,
03/15/2031 5,490,340
0.1
1,879,000  Aetna, Inc., 6.625%,
06/15/2036 1,980,696
0.0
4,460,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 4,063,530
0.1
1,970,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 2,015,961
0.0
2,795,000  Altria Group, Inc.,
6.200%,
11/01/2028 2,905,702
0.0
758,000  Amgen, Inc., 5.750%,
03/02/2063 727,604
0.0
5,490,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 5,487,250
0.1
245,000  BAT Capital Corp.,
3.557%,
08/15/2027 237,136
0.0
4,594,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,966,601
0.1
1,359,000  BAT Capital Corp.,
5.834%,
02/20/2031 1,389,830
0.0
743,000  BAT Capital Corp.,
7.079%,
08/02/2043 805,405
0.0
3,983,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 3,964,336
0.1
1,440,000
(1)
Brink's Co., 6.500%,
06/15/2029 1,460,541
0.0
1,440,000
(1)
Brink's Co., 6.750%,
06/15/2032 1,452,246
0.0
1,184,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 1,022,811
0.0
2,283,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 2,298,284
0.0
737,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 790,071
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,900,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 $ 2,815,266
0.0
3,195,000  Campbell Soup Co.,
5.200%,
03/21/2029 3,227,786
0.1
4,508,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 4,503,362
0.1
2,715,000  Cardinal Health, Inc.,
5.350%,
11/15/2034 2,658,262
0.0
844,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 841,292
0.0
2,355,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 1,942,727
0.0
2,015,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,760,435
0.0
3,128,000
(2)
Cencora, Inc., 5.125%,
02/15/2034 3,071,725
0.0
23,127,000  Centene Corp., 3.000%,
10/15/2030 19,970,670
0.2
2,944,000  Centene Corp., 4.625%,
12/15/2029 2,786,629
0.0
1,950,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,776,397
0.0
2,330,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,915,884
0.0
4,968,000  Cigna Group, 2.375%,
03/15/2031 4,208,947
0.1
5,861,000  Cigna Group, 4.800%,
08/15/2038 5,318,581
0.1
2,888,000
(2)
Cigna Group, 5.250%,
02/15/2034 2,833,777
0.0
2,984,000  Cigna Group, 5.600%,
02/15/2054 2,797,110
0.0
3,207,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 3,253,066
0.1
1,191,000  CVS Health Corp.,
4.125%,
04/01/2040 931,278
0.0
3,149,000  CVS Health Corp.,
4.780%,
03/25/2038 2,725,533
0.0
7,302,000  CVS Health Corp.,
5.050%,
03/25/2048 6,028,651
0.1
219,000  CVS Health Corp.,
6.000%,
06/01/2063 199,918
0.0
1,777,000  CVS Health Corp.,
6.050%,
06/01/2054 1,668,173
0.0
4,395,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 4,044,214
0.1
5,555,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 5,636,386
0.1
1,641,000  Elevance Health, Inc.,
4.900%,
02/08/2026 1,640,079
0.0
3,805,000  Elevance Health, Inc.,
4.950%,
11/01/2031 3,743,551
0.1
2,175,000  Elevance Health, Inc.,
5.200%,
02/15/2035 2,125,083
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,125,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 $ 1,959,288
0.0
2,548,000  Equifax, Inc., 3.100%,
05/15/2030 2,316,732
0.0
1,785,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,865,527
0.0
3,339,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 3,226,383
0.1
9,320,000  Global Payments, Inc.,
1.200%,
03/01/2026 8,939,273
0.1
3,965,000  Global Payments, Inc.,
3.200%,
08/15/2029 3,634,362
0.1
429,000  Global Payments, Inc.,
5.950%,
08/15/2052 416,291
0.0
4,185,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 4,287,819
0.1
1,030,000  HCA, Inc., 2.375%,
07/15/2031 855,307
0.0
2,372,000
(2)
HCA, Inc., 3.125%,
03/15/2027 2,282,930
0.0
1,149,000  HCA, Inc., 3.500%,
09/01/2030 1,044,010
0.0
7,884,000  HCA, Inc., 4.125%,
06/15/2029 7,524,752
0.1
990,000  HCA, Inc., 4.375%,
03/15/2042 808,475
0.0
2,839,000  HCA, Inc., 4.500%,
02/15/2027 2,813,175
0.0
2,869,000  HCA, Inc., 5.125%,
06/15/2039 2,617,168
0.0
1,337,000  HCA, Inc., 5.250%,
04/15/2025 1,338,533
0.0
3,102,000  HCA, Inc., 5.450%,
04/01/2031 3,096,900
0.0
3,963,000  HCA, Inc., 6.000%,
04/01/2054 3,778,411
0.1
443,000  HCA, Inc., 6.100%,
04/01/2064 423,067
0.0
2,316,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 2,284,567
0.0
4,569,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 4,591,593
0.1
3,193,000  Humana, Inc., 5.375%,
04/15/2031 3,167,587
0.0
4,596,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 4,685,244
0.1
4,596,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 4,646,816
0.1
2,300,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 2,293,594
0.0
2,617,000  Johnson & Johnson,
3.625%,
03/03/2037 2,270,255
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,924,000  Kenvue, Inc., 5.050%,
03/22/2028 $ 1,946,815
0.0
1,639,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 1,644,656
0.0
2,535,000  Kroger Co., 5.500%,
09/15/2054 2,390,415
0.0
3,315,000  Kroger Co., 5.650%,
09/15/2064 3,113,823
0.0
3,790,000
(2)
Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 3,629,946
0.1
2,740,000
(2)
McKesson Corp.,
4.250%,
09/15/2029 2,679,626
0.0
4,875,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 4,518,672
0.1
10,375,000
(1)(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 10,825,690
0.1
2,593,000
(2)
Mondelez International,
Inc., 4.750%,
02/20/2029 2,585,858
0.0
3,300,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 2,969,273
0.0
2,855,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 2,858,439
0.0
3,025,000
(2)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 2,961,749
0.0
2,169,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 2,146,628
0.0
2,696,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 2,620,715
0.0
3,672,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 3,374,090
0.1
3,266,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 3,195,609
0.0
3,689,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 3,685,739
0.1
5,985,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 5,873,455
0.1
3,200,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 2,978,746
0.0
3,823,000  Quanta Services, Inc.,
5.250%,
08/09/2034 3,737,519
0.1
924,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 802,138
0.0
951,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 854,632
0.0
4,985,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 4,905,649
0.1
2,705,000  Quest Diagnostics, Inc.,
5.000%,
12/15/2034 2,627,602
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,983,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 $ 2,124,382
0.0
3,025,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 3,002,217
0.0
1,078,000  Reynolds American,
Inc., 5.850%,
08/15/2045 1,027,892
0.0
1,845,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 1,769,293
0.0
6,559,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 6,768,730
0.1
1,501,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,464,310
0.0
1,897,000  Royalty Pharma PLC,
1.750%,
09/02/2027 1,747,877
0.0
3,901,000  Royalty Pharma PLC,
2.200%,
09/02/2030 3,314,756
0.1
1,236,000  Royalty Pharma PLC,
3.300%,
09/02/2040 895,536
0.0
2,100,000  Royalty Pharma PLC,
5.150%,
09/02/2029 2,096,443
0.0
1,614,000  S&P Global, Inc.,
1.250%,
08/15/2030 1,335,866
0.0
4,660,000  S&P Global, Inc.,
2.700%,
03/01/2029 4,290,704
0.1
1,735,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 1,672,290
0.0
3,198,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 3,200,107
0.0
2,973,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 2,959,638
0.0
3,895,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 3,791,677
0.1
2,875,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 2,916,260
0.0
1,215,000
(2)
Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 1,203,978
0.0
2,441,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 2,350,025
0.0
4,406,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 4,444,948
0.1
2,271,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 2,179,422
0.0
2,800,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 2,831,964
0.0
5,952,000  Unilever Capital Corp.,
4.625%,
08/12/2034 5,733,417
0.1
704,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 498,127
0.0
1,700,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 1,345,333
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,985,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 $ 4,930,612
0.1
2,230,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 2,201,438
0.0
557,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 520,856
0.0
2,695,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 2,620,907
0.0
1,800,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 1,737,980
0.0
407,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 343,142
0.0
3,170,000  Viatris, Inc., 2.700%,
06/22/2030 2,750,567
0.0
3,120,000  Viatris, Inc., 3.850%,
06/22/2040 2,340,885
0.0
1,732,000  Viatris, Inc., 4.000%,
06/22/2050 1,180,880
0.0
3,900,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,950,021
0.1
2,631,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 2,670,265
0.0
393,042,599
4.3
Energy : 2.5%
3,355,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 3,153,723
0.0
3,900,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 3,931,095
0.1
1,885,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,927,774
0.0
1,408,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 1,362,651
0.0
750,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 729,803
0.0
4,166,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 4,105,245
0.1
2,930,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 2,801,099
0.0
3,529,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 3,476,288
0.0
420,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 374,726
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,421,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 $ 2,345,608
0.0
2,518,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 2,459,471
0.0
3,990,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 4,086,825
0.1
930,000  ConocoPhillips Co.,
5.700%,
09/15/2063 892,643
0.0
3,850,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 3,833,750
0.1
3,669,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,678,826
0.1
2,900,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 3,001,099
0.0
4,987,000  Devon Energy Corp.,
5.200%,
09/15/2034 4,737,827
0.1
1,207,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 911,175
0.0
901,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 846,644
0.0
2,514,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 2,510,220
0.0
4,425,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 4,040,650
0.1
4,450,000  Ecopetrol SA, 6.875%,
04/29/2030 4,353,212
0.1
11,510,000  Ecopetrol SA, 8.375%,
01/19/2036 11,130,170
0.1
2,400,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,064,750
0.0
2,900,000  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,494,906
0.0
4,959,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 4,799,039
0.1
1,830,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,869,092
0.0
2,548,000  Energy Transfer L.P.,
3.750%,
05/15/2030 2,378,575
0.0
356,000  Energy Transfer L.P.,
4.900%,
03/15/2035 335,833
0.0
1,382,000  Energy Transfer L.P.,
5.300%,
04/01/2044 1,241,064
0.0
280,000  Energy Transfer L.P.,
5.350%,
05/15/2045 252,132
0.0
1,001,000  Energy Transfer L.P.,
6.050%,
09/01/2054 980,332
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,172,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 $ 2,137,365
0.0
3,507,000
(1)
EnLink Midstream LLC,
6.500%,
09/01/2030 3,675,389
0.1
2,320,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 2,246,270
0.0
2,115,000
(3)
Enterprise Products
Operating LLC D,
7.733%, (TSFR3M +
3.248%),
08/16/2077 2,105,860
0.0
2,642,000  Equinor ASA, 3.125%,
04/06/2030 2,435,153
0.0
4,160,000  Expand Energy Corp.,
5.700%,
01/15/2035 4,085,573
0.1
1,225,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 1,234,194
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 2,918,125
0.0
4,785,000  Hess Corp., 4.300%,
04/01/2027 4,737,488
0.1
1,470,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 1,364,965
0.0
3,900,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 3,984,835
0.1
2,875,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 2,923,622
0.0
599,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 522,408
0.0
5,940,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 5,792,041
0.1
3,553,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,574,411
0.1
1,376,000  MPLX L.P., 1.750%,
03/01/2026 1,329,170
0.0
4,472,000  MPLX L.P., 2.650%,
08/15/2030 3,915,190
0.1
2,119,000  MPLX L.P., 4.000%,
03/15/2028 2,057,638
0.0
1,312,000  MPLX L.P., 5.500%,
06/01/2034 1,293,917
0.0
1,889,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 1,850,854
0.0
1,038,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 985,493
0.0
5,344,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 5,471,696
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,699,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 $ 2,671,591
0.0
520,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 525,431
0.0
873,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 934,961
0.0
780,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 779,023
0.0
1,754,000  ONEOK, Inc., 5.850%,
01/15/2026 1,770,305
0.0
1,079,000  Ovintiv, Inc., 5.650%,
05/15/2028 1,094,475
0.0
5,524,000  Ovintiv, Inc., 7.100%,
07/15/2053 5,884,593
0.1
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,729,238
0.0
4,000,000
(1)
Petroleos del Peru SA,
4.750%,
06/19/2032 3,033,750
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 8,731,985
0.1
3,135,000  Petroleos Mexicanos,
6.500%,
03/13/2027 3,028,723
0.0
4,750,000
(1)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 4,720,313
0.1
3,550,000
(1)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 3,296,974
0.0
1,047,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 1,022,639
0.0
4,017,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 4,027,562
0.1
2,960,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 2,971,169
0.0
2,187,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 1,949,599
0.0
1,172,000  Targa Resources Corp.,
5.500%,
02/15/2035 1,153,897
0.0
470,000  Targa Resources Corp.,
6.250%,
07/01/2052 469,482
0.0
3,166,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 3,059,167
0.0
677,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 647,700
0.0
1,073,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 978,057
0.0
5,575,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 5,820,086
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,199,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 $ 1,869,395
0.0
5,162,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 4,989,387
0.1
10,037,000  Williams Cos., Inc.,
4.000%,
09/15/2025 9,988,815
0.1
1,169,000  Williams Cos., Inc.,
4.900%,
03/15/2029 1,160,851
0.0
226,057,072
2.5
Financial : 8.9%
4,537,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 3,827,001
0.1
2,875,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 2,963,449
0.0
3,207,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 3,170,540
0.0
1,750,000  Alleghany Corp.,
3.250%,
08/15/2051 1,178,045
0.0
3,015,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 2,988,991
0.0
1,355,000
(3)
American Express Co.,
4.990%,
05/01/2026 1,355,555
0.0
3,094,000
(3)
American Express Co.,
5.098%,
02/16/2028 3,112,386
0.0
5,808,000
(3)
American Express Co.,
5.282%,
07/27/2029 5,874,956
0.1
3,613,000
(3)
American Express Co.,
5.532%,
04/25/2030 3,680,088
0.1
1,052,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 940,856
0.0
1,453,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 1,418,434
0.0
5,539,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 5,519,708
0.1
3,407,000  American International
Group, Inc., 3.400%,
06/30/2030 3,150,736
0.0
4,191,000  American International
Group, Inc., 4.200%,
04/01/2028 4,099,824
0.1
2,342,000  American Tower Corp.,
3.650%,
03/15/2027 2,287,104
0.0
1,649,000  American Tower Corp.,
5.250%,
07/15/2028 1,659,874
0.0
3,110,000  American Tower Corp.,
5.550%,
07/15/2033 3,138,303
0.0
2,351,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,422,847
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,364,000  Aon North America, Inc.,
5.125%,
03/01/2027 $ 1,373,767
0.0
3,047,000  Aon North America, Inc.,
5.150%,
03/01/2029 3,057,513
0.0
3,918,000  Arthur J Gallagher
& Co., 5.150%,
02/15/2035 3,821,892
0.1
6,399,000
(1)
Athene Global Funding,
5.322%,
11/13/2031 6,297,077
0.1
9,127,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 9,205,410
0.1
7,003,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 7,015,864
0.1
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 2,992,425
0.0
2,000,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 1,595,960
0.0
3,800,000  Banco Santander SA,
2.746%,
05/28/2025 3,764,344
0.1
5,800,000  Banco Santander SA,
5.439%,
07/15/2031 5,791,470
0.1
3,800,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 3,818,673
0.1
6,829,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 6,512,336
0.1
949,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 791,534
0.0
3,524,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 2,974,983
0.0
4,890,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 4,309,713
0.1
2,505,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 2,154,308
0.0
8,584,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 8,232,450
0.1
1,938,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 1,947,511
0.0
850,000
(2)(3)
Bank of America Corp.,
5.468%,
01/23/2035 851,315
0.0
12,643,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 12,368,288
0.1
5,563,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 5,715,886
0.1
3,817,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,696,693
0.1
1,380,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 1,375,458
0.0
4,519,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 4,103,192
0.1
2,122,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 2,023,466
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,223,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 $ 7,434,525
0.1
7,441,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 6,858,371
0.1
7,803,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 7,606,082
0.1
1,572,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 1,355,783
0.0
7,475,000
(2)(3)
Bank of Montreal,
4.640%,
09/10/2030 7,332,135
0.1
4,569,000
(2)
Bank of Montreal,
5.511%,
06/04/2031 4,643,430
0.1
4,440,000
(3)
Bank of New York
Mellon Corp., 5.060%,
07/22/2032 4,430,077
0.1
4,559,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 4,566,105
0.1
6,877,000
(2)(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 6,656,124
0.1
6,096,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 6,109,360
0.1
1,539,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,371,278
0.0
3,679,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 2,963,602
0.0
641,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 570,971
0.0
3,286,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 3,309,436
0.0
2,861,000
(1)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 2,793,572
0.0
7,314,000  Blackstone Reg Finance
Co. LLC, 5.000%,
12/06/2034 7,074,148
0.1
4,824,000  Blackstone Secured
Lending Fund, 2.125%,
02/15/2027 4,517,674
0.1
1,170,000
(1)
Blue Owl Credit
Income Corp., 5.800%,
03/15/2030 1,152,801
0.0
992,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 1,010,160
0.0
3,315,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 3,482,036
0.1
3,202,000
(1)(2)
BPCE SA, 5.203%,
01/18/2027 3,218,419
0.0
3,212,000
(1)
BPCE SA, 5.281%,
05/30/2029 3,220,547
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,202,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 $ 3,219,780
0.0
1,910,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 1,929,360
0.0
3,316,000  Camden Property Trust,
5.850%,
11/03/2026 3,384,826
0.1
3,027,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 2,861,986
0.0
3,171,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 3,306,307
0.0
3,908,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 3,426,092
0.1
2,070,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 2,009,550
0.0
1,852,000
(3)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 1,953,467
0.0
4,569,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 4,654,731
0.1
1,120,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 895,629
0.0
9,015,000
(1)(3)
Cooperatieve
Rabobank UA, 5.447%,
03/05/2030 9,123,681
0.1
4,493,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 4,369,169
0.1
1,500,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 1,365,680
0.0
2,120,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 2,160,910
0.0
4,704,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 4,868,600
0.1
1,080,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 1,108,713
0.0
2,700,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,496,825
0.0
1,712,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 1,620,567
0.0
3,515,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 3,536,187
0.1
1,830,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,515,513
0.0
310,000  Crown Castle, Inc.,
2.500%,
07/15/2031 261,491
0.0
2,368,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,275,613
0.0
2,548,000  Crown Castle, Inc.,
3.300%,
07/01/2030 2,318,894
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,108,000  Crown Castle, Inc.,
4.800%,
09/01/2028 $ 4,063,553
0.1
4,985,000  Crown Castle, Inc.,
4.900%,
09/01/2029 4,932,634
0.1
935,000  Crown Castle, Inc.,
5.100%,
05/01/2033 912,437
0.0
1,860,000  Crown Castle, Inc.,
5.200%,
09/01/2034 1,813,133
0.0
2,142,000  Crown Castle, Inc.,
5.600%,
06/01/2029 2,184,346
0.0
1,608,000
(2)
Crown Castle, Inc.,
5.800%,
03/01/2034 1,639,043
0.0
3,304,000  CubeSmart L.P.,
2.250%,
12/15/2028 2,976,631
0.0
2,604,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 2,527,956
0.0
3,006,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 3,050,310
0.0
2,157,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 2,043,207
0.0
6,876,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 6,980,410
0.1
2,647,000  Discover Bank, 4.250%,
03/13/2026 2,626,680
0.0
2,154,000
(3)
Discover Bank, 5.974%,
08/09/2028 2,195,303
0.0
2,602,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 2,573,433
0.0
6,392,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 6,517,678
0.1
4,827,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 4,706,778
0.1
1,700,000  Essent Group Ltd.,
6.250%,
07/01/2029 1,736,637
0.0
2,123,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 2,030,826
0.0
1,534,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,468,799
0.0
2,430,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 2,398,560
0.0
6,190,000
(1)(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 6,222,158
0.1
1,610,000  Fifth Third Bancorp,
8.250%,
03/01/2038 1,932,051
0.0
3,000,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,991,379
0.0
1,855,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 1,914,955
0.0
2,954,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 2,971,291
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,500,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 $ 1,511,998
0.0
8,066,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 7,724,180
0.1
11,275,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 11,070,211
0.1
4,976,000
(3)
Goldman Sachs
Group, Inc., 5.561%,
11/19/2045 4,808,523
0.1
1,800,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,837,694
0.0
1,800,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 1,886,562
0.0
884,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 947,238
0.0
5,371,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.910%,
(TSFR3M + 2.387%),
02/12/2067 4,948,872
0.1
3,196,000  Healthpeak OP LLC,
5.250%,
12/15/2032 3,173,735
0.0
3,390,000
(2)
Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 3,320,636
0.0
8,371,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 8,273,798
0.1
6,173,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,547,179
0.1
2,826,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 2,402,393
0.0
3,052,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 3,040,232
0.0
2,300,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 2,325,233
0.0
5,427,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 5,423,580
0.1
4,715,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 4,081,898
0.1
3,874,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 3,718,255
0.1
2,548,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 2,071,544
0.0
5,183,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 4,684,232
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,910,000  Invitation Homes
Operating Partnership
L.P., 4.875%,
02/01/2035 $ 1,807,959
0.0
1,870,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,863,766
0.0
3,010,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 2,984,117
0.0
4,994,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 5,293,514
0.1
3,211,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,085,598
0.0
3,179,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 3,008,388
0.0
6,974,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 6,698,428
0.1
7,717,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 7,014,924
0.1
2,799,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 2,775,334
0.0
3,493,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 3,281,686
0.0
1,413,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 1,408,237
0.0
2,208,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 1,989,970
0.0
5,976,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 5,749,246
0.1
1,171,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,123,749
0.0
2,548,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 2,413,990
0.0
4,307,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 4,222,285
0.1
4,024,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 3,948,603
0.1
2,885,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 2,873,316
0.0
1,139,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 1,138,171
0.0
3,817,000
(3)
JPMorgan Chase & Co.,
5.294%,
07/22/2035 3,778,182
0.1
3,536,000
(3)
JPMorgan Chase & Co.,
5.534%,
11/29/2045 3,453,869
0.1
2,548,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 2,591,646
0.0
2,548,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 2,599,095
0.0
3,264,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 3,340,191
0.0
2,973,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 2,812,800
0.0
1,188,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,170,641
0.0
3,100,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 2,926,163
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,294,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 $ 4,468,555
0.1
2,427,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 2,456,855
0.0
3,429,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 3,437,078
0.1
3,900,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 3,885,756
0.1
1,636,000  Markel Group, Inc.,
6.000%,
05/16/2054 1,622,395
0.0
4,740,000  Marsh & McLennan
Cos., Inc., 4.650%,
03/15/2030 4,682,812
0.1
1,582,000  Marsh & McLennan
Cos., Inc., 4.850%,
11/15/2031 1,563,091
0.0
14,661,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 14,318,371
0.2
2,285,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 2,297,798
0.0
1,950,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,908,961
0.0
1,426,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 1,438,726
0.0
3,662,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 3,511,124
0.1
943,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 934,719
0.0
2,238,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 2,132,973
0.0
2,124,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 1,728,397
0.0
1,589,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,532,848
0.0
1,960,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 1,755,769
0.0
2,815,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 2,806,159
0.0
3,054,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 3,005,285
0.0
3,293,000
(3)
Morgan Stanley,
5.516%,
11/19/2055 3,176,351
0.0
1,815,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 1,850,388
0.0
7,434,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 7,708,507
0.1
10,277,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 9,769,852
0.1
2,538,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 2,519,641
0.0
1,595,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 1,559,121
0.0
3,973,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 3,985,404
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,135,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 $ 3,240,657
0.0
4,401,000  National Bank of
Canada, 5.600%,
12/18/2028 4,487,110
0.1
2,830,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 2,643,224
0.0
3,900,000
(1)
Nationstar Mortgage
Holdings, Inc., 6.500%,
08/01/2029 3,897,430
0.1
3,083,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 3,053,646
0.0
4,349,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 4,385,111
0.1
5,686,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 5,760,164
0.1
3,072,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 3,134,465
0.0
3,185,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 3,220,304
0.0
1,701,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 1,353,222
0.0
4,314,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 4,466,171
0.1
667,000
(3)
PNC Financial Services
Group, Inc., 6.875%,
10/20/2034 728,358
0.0
4,614,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 4,667,437
0.1
1,343,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 1,345,266
0.0
670,000
(2)
Realty Income Corp.,
3.950%,
08/15/2027 659,335
0.0
10,286,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 10,050,913
0.1
8,558,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 6,972,396
0.1
950,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 963,830
0.0
4,750,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 4,653,833
0.1
2,455,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 2,437,097
0.0
1,440,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,236,279
0.0
2,845,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,697,314
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
810,000
(1)(2)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 $ 811,555
0.0
3,850,000  State Street Bank &
Trust Co., 4.782%,
11/23/2029 3,839,216
0.1
2,189,000
(3)
State Street Corp.,
3.031%,
11/01/2034 1,974,946
0.0
5,188,000
(3)
State Street Corp.,
4.675%,
10/22/2032 5,038,341
0.1
3,083,000
(3)
State Street Corp.,
5.684%,
11/21/2029 3,169,691
0.0
1,488,000
(3)
State Street Corp.,
6.123%,
11/21/2034 1,549,183
0.0
1,486,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 1,503,345
0.0
7,450,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 7,539,647
0.1
2,347,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 2,364,666
0.0
1,277,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,225,051
0.0
1,683,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 1,590,784
0.0
1,357,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 1,319,498
0.0
4,848,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 4,892,536
0.1
8,405,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 8,560,803
0.1
1,954,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 2,035,507
0.0
3,556,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 3,420,944
0.1
1,175,000
(1)(3)
UBS Group AG,
1.494%,
08/10/2027 1,112,195
0.0
2,972,000
(1)(3)
UBS Group AG,
2.193%,
06/05/2026 2,937,125
0.0
677,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 777,488
0.0
2,510,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 2,719,764
0.0
7,090,000
(3)
US Bancorp, 4.839%,
02/01/2034 6,789,149
0.1
2,582,000
(3)
US Bancorp, 5.384%,
01/23/2030 2,604,085
0.0
1,962,000
(3)
US Bancorp, 5.836%,
06/12/2034 2,000,826
0.0
1,800,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,853,365
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,763,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 $ 2,754,707
0.0
2,717,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 2,636,037
0.0
2,126,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 2,060,689
0.0
2,724,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 2,719,227
0.0
2,880,000
(2)(3)
Westpac Banking
Corp., GMTN, 5.618%,
11/20/2035 2,831,795
0.0
3,714,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 3,741,784
0.1
1,289,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 1,289,949
0.0
3,130,000
(1)
XHR LP, 4.875%,
06/01/2029 2,955,400
0.0
817,212,277
8.9
Government : 0.0%
3,763,000
(3)
CoBank ACB, 7.125%,
12/31/2199 3,834,933
0.0
Industrial : 2.1%
2,598,000  AGCO Corp., 5.450%,
03/21/2027 2,624,202
0.0
1,602,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 1,616,601
0.0
3,790,000  Amphenol Corp.,
5.000%,
01/15/2035 3,701,730
0.1
4,985,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 4,966,661
0.1
2,410,000  Avnet, Inc., 6.250%,
03/15/2028 2,476,958
0.0
4,458,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 4,470,118
0.1
4,153,000  Berry Global, Inc.,
1.650%,
01/15/2027 3,890,060
0.1
1,300,000  Boeing Co., 5.705%,
05/01/2040 1,238,337
0.0
426,000  Boeing Co., 6.858%,
05/01/2054 453,204
0.0
964,000  Boeing Co., 7.008%,
05/01/2064 1,023,970
0.0
1,637,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,495,965
0.0
726,000  Carrier Global Corp.,
2.722%,
02/15/2030 649,753
0.0
839,000  Carrier Global Corp.,
5.900%,
03/15/2034 869,185
0.0
3,020,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 2,933,683
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,490,000
(2)
Caterpillar Financial
Services Corp., 4.375%,
08/16/2029 $ 2,452,915
0.0
1,294,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 1,339,891
0.0
4,407,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 4,410,379
0.1
4,269,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 4,334,759
0.1
3,300,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 3,324,559
0.0
3,910,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 3,920,102
0.1
3,220,000
(1)(2)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 2,993,820
0.0
491,000  FedEx Corp., 3.875%,
08/01/2042 382,363
0.0
2,181,454  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 1,817,883
0.0
4,985,000  Flex Ltd., 5.250%,
01/15/2032 4,908,181
0.1
2,548,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 2,357,778
0.0
1,684,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 1,728,678
0.0
992,000  GATX Corp., 3.500%,
06/01/2032 877,362
0.0
1,420,000  GATX Corp., 4.000%,
06/30/2030 1,346,996
0.0
591,000  GATX Corp., 6.050%,
06/05/2054 607,334
0.0
1,480,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 1,467,176
0.0
4,453,000  HEICO Corp., 5.250%,
08/01/2028 4,497,126
0.1
5,096,000  Honeywell International,
Inc., 4.750%,
02/01/2032 5,015,352
0.1
1,916,000  Honeywell International,
Inc., 5.000%,
03/01/2035 1,878,596
0.0
2,548,000
(2)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 2,419,651
0.0
3,900,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 3,701,570
0.1
1,264,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 1,277,084
0.0
1,492,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 1,516,325
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,085,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 $ 1,093,388
0.0
3,845,000  John Deere Capital
Corp., 4.400%,
09/08/2031 3,731,748
0.1
6,989,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 6,972,971
0.1
2,972,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 2,983,972
0.0
5,507,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 5,510,216
0.1
2,283,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 2,283,601
0.0
757,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 778,695
0.0
3,600,000  Nordson Corp., 4.500%,
12/15/2029 3,513,582
0.0
358,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 362,106
0.0
1,337,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 1,365,608
0.0
1,339,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 1,374,503
0.0
2,950,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,874,687
0.0
3,339,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 3,234,353
0.0
4,543,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 4,339,957
0.1
5,559,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 5,583,816
0.1
8,023,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 8,088,868
0.1
2,908,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 2,592,281
0.0
2,482,000
(2)
Ryder System, Inc.,
6.600%,
12/01/2033 2,687,579
0.0
2,315,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 2,308,043
0.0
2,279,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 2,304,512
0.0
436,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 441,659
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,121,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 $ 3,178,382
0.0
2,986,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 2,811,173
0.0
2,825,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 7.250%,
02/15/2031 2,915,541
0.0
1,200,000
(1)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 1,204,196
0.0
5,944,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 5,985,809
0.1
2,632,000
(1)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 2,627,604
0.0
847,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 841,842
0.0
2,530,000  Sonoco Products Co.,
4.600%,
09/01/2029 2,465,694
0.0
720,000
(1)
Standard Building
Solutions, Inc., 6.500%,
08/15/2032 721,772
0.0
4,925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 4,516,174
0.1
4,050,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 7.250%,
01/15/2031 4,301,225
0.1
2,200,000
(1)
Terex Corp., 6.250%,
10/15/2032 2,159,137
0.0
5,625,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 5,766,823
0.1
2,548,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 2,525,342
0.0
197,433,166
2.1
Technology : 1.9%
8,155,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 7,838,646
0.1
1,805,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 1,820,736
0.0
3,162,000  AppLovin Corp.,
5.125%,
12/01/2029 3,155,523
0.0
4,835,000  AppLovin Corp.,
5.375%,
12/01/2031 4,838,536
0.1
2,959,000  AppLovin Corp.,
5.500%,
12/01/2034 2,938,826
0.0
4,431,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 4,204,507
0.1
4,630,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 4,372,209
0.1
5,806,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 5,009,385
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
7,340,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 $ 5,915,766
0.1
4,082,000  Broadcom, Inc.,
4.800%,
10/15/2034 3,940,980
0.0
10,485,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 9,979,121
0.1
2,574,000  Broadcom, Inc.,
5.150%,
11/15/2031 2,591,394
0.0
3,865,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 3,789,811
0.0
2,490,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 2,454,178
0.0
2,825,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 2,915,387
0.0
4,526,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 4,639,535
0.1
8,667,000
(2)
Concentrix Corp.,
6.850%,
08/02/2033 8,747,871
0.1
3,196,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 3,212,023
0.0
736,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 747,014
0.0
3,310,000  Fiserv, Inc., 5.150%,
03/15/2027 3,337,735
0.0
1,860,000  Fiserv, Inc., 5.150%,
08/12/2034 1,818,706
0.0
1,770,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,807,030
0.0
1,345,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 1,317,142
0.0
1,750,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 1,775,673
0.0
5,432,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 5,300,066
0.1
5,417,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 5,209,530
0.1
3,306,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 3,114,302
0.0
2,585,000  HP, Inc., 2.650%,
06/17/2031 2,213,681
0.0
4,513,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 4,473,063
0.1
361,000
(2)
Intel Corp., 5.600%,
02/21/2054 316,817
0.0
904,000  Intel Corp., 5.700%,
02/10/2053 800,070
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,400,000  International Business
Machines Corp.,
3.500%,
05/15/2029 $ 1,327,216
0.0
1,871,000  Intuit, Inc., 5.125%,
09/15/2028 1,899,472
0.0
4,969,000
(2)
Intuit, Inc., 5.500%,
09/15/2053 4,869,415
0.1
2,548,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,335,317
0.0
2,079,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 2,131,809
0.0
5,464,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 4,994,559
0.1
4,184,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,210,903
0.1
1,754,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 1,611,444
0.0
4,775,000
(1)(2)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 4,238,598
0.1
6,018,000  Oracle Corp., 2.300%,
03/25/2028 5,565,269
0.1
3,952,000  Oracle Corp., 3.800%,
11/15/2037 3,301,668
0.0
238,000  Oracle Corp., 3.850%,
07/15/2036 204,041
0.0
502,000  Oracle Corp., 3.850%,
04/01/2060 344,794
0.0
5,319,000  Oracle Corp., 5.375%,
09/27/2054 4,907,082
0.1
2,178,000  Oracle Corp., 5.500%,
09/27/2064 1,994,723
0.0
2,750,000  Oracle Corp., 6.150%,
11/09/2029 2,885,300
0.0
2,095,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 1,907,218
0.0
4,205,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 4,398,352
0.1
2,284,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 2,317,222
0.0
2,548,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 2,227,811
0.0
172,267,476
1.9
Utilities : 3.1%
3,388,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 3,355,488
0.1
4,569,000  AEP Texas, Inc.,
5.450%,
05/15/2029 4,630,162
0.1
2,125,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 2,092,003
0.0
2,649,000  AES Corp., 1.375%,
01/15/2026 2,552,709
0.0
3,817,000  AES Corp., 2.450%,
01/15/2031 3,182,978
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,505,000
(1)(2)
AES Corp., 3.950%,
07/15/2030 $ 2,310,684
0.0
2,816,000  AES Corp., 5.450%,
06/01/2028 2,832,277
0.0
2,465,234  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 2,158,374
0.0
1,504,000  Alabama Power Co.,
5.850%,
11/15/2033 1,562,425
0.0
2,280,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 2,292,825
0.0
1,860,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 1,841,958
0.0
3,554,000  Ameren Corp., 5.000%,
01/15/2029 3,561,014
0.1
2,236,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 1,899,235
0.0
9,023,000  Avangrid, Inc., 3.200%,
04/15/2025 8,978,552
0.1
2,348,000  Avangrid, Inc., 3.800%,
06/01/2029 2,227,304
0.0
2,065,000  Black Hills Corp.,
3.050%,
10/15/2029 1,891,658
0.0
1,510,000  Black Hills Corp.,
6.000%,
01/15/2035 1,558,109
0.0
3,900,000
(1)
Calpine Corp., 5.000%,
02/01/2031 3,670,268
0.1
1,883,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 1,905,682
0.0
2,925,000
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 2,848,950
0.0
1,999,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 1,906,138
0.0
1,470,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 1,282,869
0.0
5,370,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 5,095,700
0.1
3,750,000
(1)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 3,621,563
0.1
5,075,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 4,814,906
0.1
587,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 584,582
0.0
1,390,000  DTE Energy Co.,
4.950%,
07/01/2027 1,395,551
0.0
7,381,000  DTE Energy Co.,
5.100%,
03/01/2029 7,401,805
0.1
1,195,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 1,035,921
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,012,000
(3)
Duke Energy Corp.,
6.450%,
09/01/2054 $ 2,041,470
0.0
3,231,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 2,727,865
0.0
1,205,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 1,256,634
0.0
1,534,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,329,582
0.0
1,518,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,315,075
0.0
2,187,000  Entergy Corp., 2.400%,
06/15/2031 1,846,961
0.0
1,187,000  Entergy Corp., 2.800%,
06/15/2030 1,058,107
0.0
2,421,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 2,374,192
0.0
2,005,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 1,942,218
0.0
4,538,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 4,048,034
0.1
1,540,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 1,527,961
0.0
1,077,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 1,115,123
0.0
2,045,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,773,784
0.0
2,548,000
(2)
Eversource Energy,
2.550%,
03/15/2031 2,185,133
0.0
4,607,000  Eversource Energy,
2.900%,
03/01/2027 4,423,118
0.1
1,639,000  Eversource Energy,
5.125%,
05/15/2033 1,593,258
0.0
2,793,000  Eversource Energy,
5.450%,
03/01/2028 2,830,174
0.0
1,912,000  Eversource Energy,
5.500%,
01/01/2034 1,898,297
0.0
2,824,000  Eversource Energy,
5.950%,
02/01/2029 2,910,630
0.0
2,716,000  Eversource Energy Q,
0.800%,
08/15/2025 2,647,774
0.0
2,538,000  Eversource Energy U,
1.400%,
08/15/2026 2,402,555
0.0
4,496,000  Exelon Corp., 5.150%,
03/15/2028 4,526,011
0.1
3,703,000  Exelon Corp., 5.150%,
03/15/2029 3,723,335
0.1
3,470,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 3,381,610
0.1
1,810,000  Florida Power &
Light Co., 4.625%,
05/15/2030 1,793,740
0.0
1,485,000  Georgia Power Co.,
4.650%,
05/16/2028 1,479,168
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,199,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 $ 2,074,486
0.0
873,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 742,571
0.0
2,953,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 2,939,307
0.0
1,173,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 1,187,782
0.0
2,548,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 2,570,521
0.0
4,929,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 4,943,104
0.1
3,900,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 4,021,360
0.1
1,173,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 1,187,666
0.0
76,000  Mississippi Power Co.,
4.750%,
10/15/2041 64,924
0.0
2,271,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 2,204,612
0.0
2,633,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 2,697,727
0.0
2,753,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,541,822
0.0
3,868,000  National Grid PLC,
5.418%,
01/11/2034 3,852,543
0.1
4,396,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 3,886,066
0.1
3,050,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 2,611,924
0.0
816,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 761,616
0.0
4,180,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 4,100,917
0.1
479,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 495,723
0.0
1,994,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.761%,
(TSFR3M + 3.172%),
04/30/2043 1,998,139
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,123,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 $ 2,136,821
0.0
3,944,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,727,172
0.1
5,040,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,819,945
0.1
4,300,000
(1)
Niagara Energy SAC,
5.746%,
10/03/2034 4,170,140
0.1
3,437,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 2,922,136
0.0
892,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 866,134
0.0
1,353,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,125,638
0.0
1,228,000  NSTAR Electric Co.,
5.400%,
06/01/2034 1,235,024
0.0
1,145,000  OGE Energy Corp.,
5.450%,
05/15/2029 1,164,198
0.0
1,520,000  ONE Gas, Inc., 5.100%,
04/01/2029 1,531,255
0.0
1,171,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 938,180
0.0
696,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 578,188
0.0
2,283,000
(1)(2)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,290,209
0.0
1,936,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 1,930,474
0.0
2,667,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 2,602,634
0.0
1,614,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,345,124
0.0
5,136,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 4,334,451
0.1
6,843,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 6,917,099
0.1
3,057,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,145,520
0.0
5,415,000
(3)
Sempra, 6.400%,
10/01/2054 5,382,650
0.1
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 3,804,522
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,992,000  Southern California
Edison Co., 5.450%,
06/01/2031 $ 2,025,301
0.0
3,166,000  Southern Co., 5.113%,
08/01/2027 3,194,428
0.0
4,114,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 3,946,739
0.1
4,085,000  Southern Co. Gas
Capital Corp., 4.950%,
09/15/2034 3,956,397
0.1
1,573,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,556,449
0.0
4,102,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 3,949,422
0.1
501,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 507,037
0.0
6,685,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 6,568,882
0.1
3,175,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 2,992,191
0.0
4,313,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 3,938,467
0.1
2,536,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,290,528
0.0
856,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 857,677
0.0
1,197,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,209,888
0.0
1,384,000
(2)
Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,256,470
0.0
1,990,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 1,985,764
0.0
286,729,463
3.1
Total Corporate Bonds/
Notes
(Cost $2,599,350,774)
2,551,918,201
27.7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 21.3%
Federal Home Loan Mortgage Corporation : 1.2%
(4)
104,905
2.500
%,
05/01/2030 100,137
0.0
217,076
2.500
%,
05/01/2030 207,002
0.0
329,129
2.500
%,
06/01/2030 313,709
0.0
653,379
3.000
%,
11/01/2042 577,535
0.0
635,624
3.000
%,
02/01/2043 561,841
0.0
654,505
3.000
%,
03/01/2045 572,841
0.0
784,677
3.000
%,
03/01/2045 690,598
0.0
2,041,465
3.000
%,
04/01/2045 1,793,103
0.0
2,094,753
3.000
%,
04/01/2045 1,835,566
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
929,764
3.000
%,
10/01/2046 $ 810,080
0.0
7,773,792
3.000
%,
10/01/2046 6,756,163
0.1
2,991,202
3.000
%,
03/01/2048 2,599,554
0.0
3,778,372
3.000
%,
03/01/2048 3,285,264
0.1
9,813,277
3.000
%,
08/01/2048 8,524,025
0.1
3,070,047
3.500
%,
01/01/2045 2,789,562
0.0
1,096,848
3.500
%,
03/01/2045 989,758
0.0
4,845,179
3.500
%,
12/01/2046 4,373,284
0.1
8,538,950
3.500
%,
12/01/2046 7,677,062
0.1
3,706,701
3.500
%,
04/01/2047 3,368,722
0.1
2,505,389
3.500
%,
07/01/2047 2,252,661
0.0
2,337,778
3.500
%,
10/01/2047 2,103,989
0.0
9,126,278
3.500
%,
01/01/2048 8,205,312
0.1
1,239,794
3.500
%,
03/01/2048 1,114,690
0.0
22,180,095
3.500
%,
03/01/2048 19,982,043
0.2
242,799
4.000
%,
10/01/2041 227,668
0.0
357,630
4.000
%,
12/01/2041 335,458
0.0
1,056,441
4.000
%,
08/01/2044 982,719
0.0
350,414
4.000
%,
07/01/2045 325,970
0.0
516,737
4.000
%,
09/01/2045 479,981
0.0
943,162
4.000
%,
09/01/2045 877,367
0.0
1,050,101
4.000
%,
09/01/2045 976,843
0.0
8,347,997
4.000
%,
11/01/2045 7,765,597
0.1
871,843
4.000
%,
05/01/2046 811,033
0.0
530,192
4.000
%,
05/01/2047 494,881
0.0
2,982,151
4.000
%,
11/01/2047 2,763,713
0.0
191,626
4.000
%,
03/01/2048 178,058
0.0
3,412,139
4.000
%,
06/01/2048 3,197,270
0.1
3,500,000
4.350
%,
01/01/2030 3,409,179
0.1
138,020
4.500
%,
08/01/2041 133,540
0.0
352,492
4.500
%,
09/01/2041 342,323
0.0
351,008
4.500
%,
10/01/2041 340,890
0.0
982,835
4.500
%,
03/01/2044 945,971
0.0
1,570,019
4.500
%,
02/01/2048 1,500,872
0.0
201,170
4.500
%,
06/01/2048 192,289
0.0
36,736
5.000
%,
01/01/2041 36,669
0.0
189,840
5.000
%,
04/01/2041 186,709
0.0
10,578
5.500
%,
07/01/2037 10,656
0.0
628,744
5.500
%,
11/01/2038 632,920
0.0
7,464
6.000
%,
01/01/2029 7,509
0.0
1,658
6.500
%,
12/01/2031 1,699
0.0
167,323
6.500
%,
09/01/2034 172,051
0.0
2,059
(3)
7.501
%, (RFUCCT1Y +
1.755%),
05/01/2037 2,098
0.0
108,816,434
1.2
Federal National Mortgage Association : 0.3%
(4)
14,955,072
3.000
%,
12/01/2054 12,842,149
0.2
2,033,138
3.500
%,
01/01/2044 1,844,910
0.0
2,514,740
4.000
%,
12/01/2046 2,371,121
0.0
971,978
4.500
%,
09/01/2047 934,700
0.0
7,222,919
5.000
%,
08/01/2056 7,054,437
0.1
50,521
6.000
%,
05/01/2038 51,021
0.0
25,098,338
0.3
Government National Mortgage Association : 5.8%
8,112,051
2.500
%,
03/20/2051 6,783,225
0.1
4,671,429
2.500
%,
04/20/2051 3,882,402
0.0
19,132,958
2.500
%,
04/20/2051 15,998,753
0.2
6,585,192
2.500
%,
05/20/2051 5,510,951
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
17,151,984
2.500
%,
08/20/2051 $ 14,342,046
0.2
7,426,692
2.500
%,
09/20/2051 6,209,993
0.1
29,248,860
2.500
%,
10/20/2051 24,457,047
0.3
12,920,936
2.500
%,
11/20/2051 10,804,088
0.1
17,130,725
2.500
%,
12/20/2051 14,324,135
0.2
22,485,829
2.500
%,
04/20/2052 18,801,234
0.2
5,182,587
3.000
%,
10/20/2049 4,577,174
0.1
2,621,766
3.000
%,
11/20/2049 2,315,419
0.0
2,365,196
3.000
%,
10/20/2051 2,054,597
0.0
4,197,934
3.000
%,
10/20/2051 3,560,768
0.0
2,510,660
3.000
%,
11/20/2051 2,130,272
0.0
593,951
3.500
%,
07/20/2046 531,482
0.0
2,648,209
3.500
%,
07/20/2046 2,336,994
0.0
950,673
3.500
%,
10/20/2046 856,555
0.0
435,595
3.500
%,
02/20/2047 394,093
0.0
222,284
3.500
%,
03/20/2047 200,553
0.0
255,584
3.500
%,
07/20/2047 231,387
0.0
542,989
3.500
%,
08/20/2047 489,911
0.0
585,765
3.500
%,
09/20/2047 527,776
0.0
5,256,135
3.500
%,
12/20/2047 4,751,390
0.1
3,208,483
3.500
%,
01/20/2048 2,907,042
0.0
2,772,947
3.500
%,
02/20/2048 2,496,940
0.0
4,910,994
3.500
%,
02/20/2048 4,463,267
0.0
546,871
3.500
%,
03/20/2048 493,145
0.0
12,818,435
3.500
%,
03/20/2048 11,615,404
0.1
96,500
4.000
%,
11/20/2040 91,484
0.0
534,066
4.000
%,
03/20/2046 498,381
0.0
7,054,595
4.000
%,
09/20/2047 6,591,692
0.1
3,356,798
4.000
%,
02/20/2050 3,122,167
0.0
5,681,070
4.000
%,
05/20/2053 5,237,967
0.1
129,064
4.500
%,
10/15/2039 125,241
0.0
91,735
4.500
%,
11/15/2039 89,124
0.0
97,486
4.500
%,
11/15/2039 94,501
0.0
31,502
4.500
%,
12/15/2039 30,541
0.0
5,795,851
4.500
%,
08/20/2040 5,627,145
0.1
6,769,084
4.500
%,
09/20/2040 6,567,906
0.1
4,458,900
4.500
%,
06/20/2041 4,304,466
0.0
28,911
4.500
%,
08/20/2041 28,070
0.0
582,196
4.500
%,
09/15/2047 557,567
0.0
90,727,897
4.500
%,
07/20/2053 85,871,305
0.9
44,633,505
4.500
%,
10/20/2054 42,223,274
0.5
3,923,084
5.000
%,
11/20/2052 3,818,673
0.0
1,109,415
5.000
%,
01/20/2053 1,077,296
0.0
28,544,578
5.000
%,
04/20/2053 27,762,143
0.3
1,917,665
5.000
%,
06/20/2053 1,864,509
0.0
30,156,000
(5)
5.000
%,
01/20/2055 29,257,210
0.3
110,184,000
(5)
5.500
%,
01/20/2055 109,290,316
1.2
39,000,000
(5)
6.000
%,
01/20/2055 39,262,031
0.4
541,441,052
5.8
Uniform Mortgage-Backed Securities : 14.0%
17,381,854
2.000
%,
12/01/2050 13,647,406
0.2
10,740,241
2.000
%,
05/01/2051 8,513,747
0.1
23,302,154
2.000
%,
05/01/2051 18,241,711
0.2
30,963,019
2.000
%,
05/01/2051 24,286,799
0.3
895,421
2.000
%,
07/01/2051 702,154
0.0
4,618,534
2.000
%,
08/01/2051 3,634,158
0.1
9,674,566
2.000
%,
08/01/2051 7,577,224
0.1
18,799,666
2.000
%,
09/01/2051 14,734,482
0.2
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
8,864,739
2.000
%,
10/01/2051 $ 6,937,951
0.1
858,368
2.000
%,
11/01/2051 677,248
0.0
1,940,296
2.000
%,
11/01/2051 1,532,008
0.0
15,317,843
2.000
%,
11/01/2051 12,164,726
0.1
7,898,364
2.000
%,
12/01/2051 6,260,064
0.1
26,737,214
2.000
%,
12/01/2051 20,909,411
0.2
4,482,265
2.000
%,
01/01/2052 3,549,498
0.0
3,880,721
2.000
%,
02/01/2052 3,080,738
0.0
4,489,533
2.000
%,
02/01/2052 3,551,638
0.0
7,537,888
2.000
%,
02/01/2052 5,985,250
0.1
7,701,409
2.000
%,
02/01/2052 6,102,853
0.1
11,060,162
2.000
%,
02/01/2052 8,765,518
0.1
11,326,360
2.000
%,
02/01/2052 8,986,616
0.1
12,768,408
2.000
%,
02/01/2052 10,138,692
0.1
22,810,174
2.000
%,
02/01/2052 17,845,089
0.2
24,797,043
2.000
%,
02/01/2052 19,634,647
0.2
4,634,677
2.000
%,
03/01/2052 3,670,139
0.1
4,822,623
2.000
%,
03/01/2052 3,822,828
0.1
5,554,788
2.000
%,
03/01/2052 4,369,131
0.1
25,927,693
2.000
%,
03/01/2052 20,218,554
0.2
6,000,279
2.000
%,
04/01/2052 4,764,803
0.1
455,592
2.500
%,
05/01/2030 435,011
0.0
681,880
2.500
%,
06/01/2030 650,621
0.0
904,916
2.500
%,
06/01/2030 862,222
0.0
369,142
2.500
%,
07/01/2030 351,478
0.0
12,998
2.500
%,
02/01/2050 10,741
0.0
21,031
2.500
%,
04/01/2050 17,333
0.0
17,090
2.500
%,
05/01/2050 14,101
0.0
31,986
2.500
%,
05/01/2050 26,399
0.0
32,362
2.500
%,
05/01/2050 26,690
0.0
59,982
2.500
%,
05/01/2050 49,490
0.0
162,961
2.500
%,
05/01/2050 134,453
0.0
14,964
2.500
%,
06/01/2050 12,346
0.0
1,545,257
2.500
%,
06/01/2050 1,280,917
0.0
18,180,088
2.500
%,
06/01/2050 15,084,287
0.2
206,253
2.500
%,
07/01/2050 170,029
0.0
3,104,772
2.500
%,
07/01/2050 2,564,205
0.0
24,433,344
2.500
%,
07/01/2050 20,181,585
0.2
100,089
2.500
%,
08/01/2050 82,744
0.0
666,791
2.500
%,
08/01/2050 551,014
0.0
1,760,490
2.500
%,
08/01/2050 1,450,421
0.0
1,975,043
2.500
%,
08/01/2050 1,627,777
0.0
20,803,003
2.500
%,
08/01/2050 17,260,446
0.2
24,522
2.500
%,
09/01/2050 20,303
0.0
76,252
2.500
%,
09/01/2050 62,748
0.0
185,666
2.500
%,
09/01/2050 153,186
0.0
765,888
2.500
%,
09/01/2050 631,909
0.0
886,546
2.500
%,
09/01/2050 729,537
0.0
3,776,162
2.500
%,
10/01/2050 3,111,094
0.0
4,040,415
2.500
%,
10/01/2050 3,313,581
0.0
3,236,913
2.500
%,
11/01/2050 2,688,241
0.0
77,059
2.500
%,
01/01/2051 63,578
0.0
9,386,176
2.500
%,
02/01/2051 7,744,036
0.1
21,471,519
2.500
%,
04/01/2051 17,666,034
0.2
3,183,934
2.500
%,
05/01/2051 2,627,468
0.0
35,545,626
2.500
%,
06/01/2051 29,225,322
0.3
3,849,633
2.500
%,
09/01/2051 3,196,569
0.0
17,621,722
2.500
%,
11/01/2051 14,505,624
0.2
2,399,054
2.500
%,
12/01/2051 1,984,020
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
15,299,903
2.500
%,
12/01/2051 $ 12,662,708
0.1
14,695,406
2.500
%,
01/01/2052 12,144,669
0.1
24,268,175
2.500
%,
01/01/2052 20,009,629
0.2
3,460,387
2.500
%,
02/01/2052 2,879,931
0.0
3,645,842
2.500
%,
02/01/2052 3,014,520
0.0
5,955,343
2.500
%,
02/01/2052 4,902,332
0.1
6,856,461
2.500
%,
02/01/2052 5,644,595
0.1
10,807,667
2.500
%,
02/01/2052 8,884,019
0.1
104,284,281
2.500
%,
02/01/2052 86,440,067
0.9
5,859,478
2.500
%,
03/01/2052 4,841,256
0.1
8,807,712
2.500
%,
03/01/2052 7,271,841
0.1
27,532,258
2.500
%,
03/01/2052 22,753,547
0.3
16,825,745
2.500
%,
04/01/2052 13,833,675
0.2
635,803
3.000
%,
08/01/2030 614,924
0.0
314,074
3.000
%,
09/01/2030 302,680
0.0
685,783
3.000
%,
08/01/2035 644,471
0.0
1,418,697
3.000
%,
04/01/2043 1,252,362
0.0
1,323,288
3.000
%,
07/01/2043 1,168,171
0.0
437,050
3.000
%,
08/01/2043 385,852
0.0
279,058
3.000
%,
09/01/2043 246,374
0.0
4,565,829
3.000
%,
04/01/2045 4,007,619
0.1
877,685
3.000
%,
08/01/2046 763,163
0.0
1,934,678
3.000
%,
08/01/2046 1,682,116
0.0
622,594
3.000
%,
11/01/2046 544,791
0.0
1,423,697
3.000
%,
12/01/2046 1,235,646
0.0
5,422,022
3.000
%,
12/01/2046 4,709,348
0.1
10,606,831
3.000
%,
01/01/2047 9,206,021
0.1
2,587,082
3.000
%,
02/01/2047 2,249,394
0.0
3,221,059
3.000
%,
03/01/2047 2,795,666
0.0
2,518,359
3.000
%,
07/01/2047 2,185,765
0.0
20,127,836
3.000
%,
10/01/2050 17,318,121
0.2
1,860,673
3.000
%,
03/01/2051 1,594,621
0.0
4,428,838
3.000
%,
01/01/2052 3,789,929
0.1
38,844,877
3.000
%,
01/01/2052 33,372,690
0.4
3,268,959
3.000
%,
02/01/2052 2,827,779
0.0
3,721,690
3.000
%,
02/01/2052 3,206,710
0.0
4,703,456
3.000
%,
02/01/2052 4,037,583
0.1
4,974,192
3.000
%,
02/01/2052 4,284,949
0.1
4,965,952
3.000
%,
02/01/2052 4,296,464
0.1
10,654,892
3.000
%,
02/01/2052 9,175,430
0.1
9,064,130
3.000
%,
03/01/2052 7,807,335
0.1
14,681,700
3.000
%,
03/01/2052 12,603,268
0.1
18,981,019
3.000
%,
05/01/2052 16,304,288
0.2
43,187,945
3.000
%,
05/01/2052 36,953,478
0.4
10,867,960
3.500
%,
06/01/2034 10,353,294
0.1
1,702,315
3.500
%,
10/01/2042 1,551,014
0.0
737,854
3.500
%,
04/01/2043 671,628
0.0
2,169,984
3.500
%,
08/01/2043 1,975,666
0.0
1,314,893
3.500
%,
03/01/2044 1,193,016
0.0
156,915
3.500
%,
01/01/2046 141,724
0.0
116,785
3.500
%,
02/01/2046 105,479
0.0
241,076
3.500
%,
02/01/2046 217,743
0.0
677,290
3.500
%,
08/01/2047 608,143
0.0
904,809
3.500
%,
09/01/2047 812,421
0.0
11,735,477
3.500
%,
11/01/2047 10,594,233
0.1
343,281
3.500
%,
12/01/2047 307,959
0.0
762,737
3.500
%,
02/01/2048 684,835
0.0
716,927
3.500
%,
05/01/2048 643,711
0.0
6,781,136
3.500
%,
07/01/2048 6,099,975
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,663,213
3.500
%,
10/01/2049 $ 1,500,686
0.0
2,092,138
3.500
%,
02/01/2052 1,859,772
0.0
89,315
4.000
%,
03/01/2042 84,306
0.0
87,434
4.000
%,
07/01/2042 82,529
0.0
290,864
4.000
%,
07/01/2042 271,732
0.0
693,492
4.000
%,
07/01/2042 652,864
0.0
393,620
4.000
%,
09/01/2043 369,568
0.0
1,018,416
4.000
%,
01/01/2045 946,099
0.0
7,210,654
4.000
%,
01/01/2045 6,781,807
0.1
747,899
4.000
%,
03/01/2045 691,002
0.0
2,624,405
4.000
%,
05/01/2045 2,438,864
0.0
784,495
4.000
%,
06/01/2045 728,787
0.0
750,524
4.000
%,
11/01/2045 700,347
0.0
2,299,055
4.000
%,
02/01/2046 2,140,401
0.0
3,906,649
4.000
%,
07/01/2047 3,625,146
0.1
364,081
4.000
%,
08/01/2047 337,881
0.0
982,397
4.000
%,
08/01/2047 911,700
0.0
67,669
4.000
%,
03/01/2048 62,750
0.0
374,439
4.000
%,
03/01/2048 347,381
0.0
2,505,446
4.000
%,
09/01/2048 2,331,357
0.0
7,402,580
4.000
%,
04/01/2049 6,859,977
0.1
8,457,367
4.000
%,
05/01/2052 7,766,710
0.1
5,202,644
4.000
%,
06/01/2052 4,818,312
0.1
3,027,985
4.000
%,
11/01/2052 2,814,671
0.0
4,916,500
4.000
%,
11/01/2052 4,504,683
0.1
22,806,934
4.000
%,
11/01/2054 20,871,023
0.2
9,170,061
4.000
%,
12/01/2054 8,391,665
0.1
825,130
4.250
%,
11/01/2043 783,160
0.0
70,325
4.500
%,
11/01/2040 68,208
0.0
194,581
4.500
%,
11/01/2040 188,720
0.0
1,134,609
4.500
%,
11/01/2040 1,100,446
0.0
1,951
4.500
%,
12/01/2040 1,892
0.0
3,443
4.500
%,
12/01/2040 3,339
0.0
2,120
4.500
%,
01/01/2041 2,038
0.0
3,732
4.500
%,
01/01/2041 3,618
0.0
136,680
4.500
%,
10/01/2041 131,925
0.0
242,376
4.500
%,
10/01/2044 231,338
0.0
369,335
4.500
%,
12/01/2045 355,011
0.0
259,728
4.500
%,
04/01/2047 249,484
0.0
747,319
4.500
%,
04/01/2047 716,764
0.0
1,451,672
4.500
%,
04/01/2047 1,392,039
0.0
2,097,603
4.500
%,
04/01/2047 2,012,304
0.0
550,850
4.500
%,
05/01/2047 524,321
0.0
747,897
4.500
%,
05/01/2047 716,934
0.0
780,879
4.500
%,
05/01/2047 750,582
0.0
790,243
4.500
%,
05/01/2047 757,618
0.0
823,679
4.500
%,
05/01/2047 790,354
0.0
289,577
4.500
%,
06/01/2047 277,229
0.0
419,701
4.500
%,
06/01/2047 401,934
0.0
695,379
4.500
%,
06/01/2047 666,670
0.0
1,483,522
4.500
%,
07/01/2047 1,418,425
0.0
99,604
4.500
%,
08/01/2047 95,130
0.0
6,891,521
4.500
%,
08/01/2052 6,519,142
0.1
21,747,719
4.500
%,
10/01/2052 20,505,470
0.2
7,184,539
4.500
%,
12/01/2054 6,762,000
0.1
1,108,712
5.000
%,
05/01/2042 1,105,198
0.0
13,069,654
5.000
%,
10/01/2052 12,659,582
0.1
39,223,036
5.000
%,
11/01/2053 37,942,782
0.4
37,831,658
5.000
%,
08/01/2054 36,536,201
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
52,914
5.500
%,
03/01/2037 $ 53,153
0.0
63,499
5.500
%,
06/01/2039 64,077
0.0
532,770
5.500
%,
10/01/2039 535,338
0.0
49,055,436
5.500
%,
06/01/2053 48,475,859
0.5
37,842,271
5.500
%,
08/01/2053 37,385,286
0.4
23,873,941
5.500
%,
10/01/2054 23,573,015
0.3
3,500,000
(5)
5.500
%,
01/01/2055 3,454,167
0.0
34,291
6.000
%,
09/01/2036 34,768
0.0
28,436,336
6.000
%,
09/01/2054 28,583,662
0.3
82,486,000
(5)
6.000
%,
01/01/2055 82,879,098
0.9
100
6.500
%,
09/01/2031 104
0.0
367
6.500
%,
09/01/2031 375
0.0
9,169
6.500
%,
11/01/2031 9,361
0.0
4,100
6.500
%,
04/01/2032 4,185
0.0
926
6.500
%,
08/01/2032 946
0.0
2,992
6.500
%,
08/01/2032 3,062
0.0
2,583
7.000
%,
12/01/2027 2,677
0.0
620
7.000
%,
10/01/2031 642
0.0
414
7.000
%,
03/01/2032 429
0.0
402
7.500
%,
09/01/2030 414
0.0
1,061
7.500
%,
09/01/2031 1,085
0.0
9,034
7.500
%,
02/01/2032 9,205
0.0
1,291,316,067
14.0
Total U.S. Government
Agency Obligations
(Cost $2,118,590,409)
1,966,671,891
21.3
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.8%
1,044,582
(3)
Alternative Loan Trust
2004-J7 M1, 4.793%,
(TSFR1M + 1.134%),
10/25/2034 1,035,644
0.0
360,043
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.953%, (TSFR1M +
0.614%),
11/25/2035 194,282
0.0
378,989  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 253,888
0.0
868,003
(3)
Alternative Loan Trust
2005-J2 1A12, 4.853%,
(TSFR1M + 0.514%),
04/25/2035 667,870
0.0
607,335  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 296,779
0.0
111,171
(3)
Alternative Loan Trust
2006-18CB A10,
4.853%, (TSFR1M +
0.514%),
07/25/2036 44,542
0.0
664,694
(3)
Alternative Loan Trust
2006-19CB A28,
5.053%, (TSFR1M +
0.714%),
08/25/2036 305,164
0.0
821,442
(3)
Alternative Loan
Trust 2007-23CB A3,
4.953%, (TSFR1M +
0.614%),
09/25/2037 298,747
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,810,078
(3)
Alternative Loan
Trust 2007-2CB 2A1,
5.053%, (TSFR1M +
0.714%),
03/25/2037 $ 752,667
0.0
816,958  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 366,845
0.0
707,676
(3)
Alternative Loan Trust
2007-8CB A3, 4.953%,
(TSFR1M + 0.614%),
05/25/2037 314,138
0.0
1,098,650
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 5.033%,
(TSFR1M + 0.694%),
08/25/2037 975,001
0.0
526,849
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 496,623
0.0
453,994
(3)
Banc of America
Funding Trust 2007-
2 1A16, 5.053%,
(TSFR1M + 0.714%),
03/25/2037 337,431
0.0
591,120
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 58,673
0.0
2,437,671
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 2,263,066
0.0
451,007
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.515%,
05/25/2035 424,552
0.0
756,702
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
6.223%,
09/25/2035 601,766
0.0
1,000,000
(1)(3)
Bellemeade Re Ltd.
2022-1 M1C, 8.269%,
(SOFR30A + 3.700%),
01/26/2032 1,027,845
0.0
13,147,000
(1)(3)
Bellemeade RE Ltd.
2021-3A M1C, 6.119%,
(SOFR30A + 1.550%),
09/25/2031 13,219,314
0.2
1,700,212
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.868%,
03/25/2050 1,479,281
0.0
1,987,341
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.868%,
03/25/2050 1,695,176
0.0
2,344,745
(1)(3)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.135%,
08/25/2055 2,329,304
0.0
441,409  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 210,176
0.0
615,780
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 570,987
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
68,397
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 $ 64,570
0.0
211,569
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 188,261
0.0
2,622,836
(1)(3)
CIM Trust 2019-J2 B2,
3.762%,
10/25/2049 2,298,837
0.0
875,091
(1)(3)
CIM Trust 2019-J2 B3,
3.762%,
10/25/2049 762,008
0.0
2,600,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,357,829
0.0
2,948,099
(1)(3)
CIM Trust 2020-J1 B3,
3.440%,
07/25/2050 2,484,530
0.0
655,783  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 583,360
0.0
511,286
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.990%,
11/25/2036 451,558
0.0
243,032
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.959%,
09/25/2037 221,836
0.0
523,396
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 504,683
0.0
1,263,176
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.769%,
07/25/2051 1,026,025
0.0
1,419,723
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.769%,
07/25/2051 1,142,146
0.0
650,327
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.783%,
(SOFR30A + 4.214%),
07/25/2039 677,305
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.333%,
(SOFR30A + 3.764%),
02/25/2040 841,074
0.0
13,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.719%,
(SOFR30A + 3.150%),
12/25/2041 14,033,677
0.2
583,747
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 488,065
0.0
608,960
(1)(3)
CSMC Trust 2015-2
B3, 3.883%,
02/25/2045 573,671
0.0
45,868,619
(3)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.756%,
04/25/2037 1,900,789
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
96,002
(3)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
11.633%, (SOFR30A +
7.064%),
08/25/2028 $ 100,335
0.0
4,578,457
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.683%, (SOFR30A +
3.114%),
01/25/2040 4,693,100
0.1
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.333%, (SOFR30A +
3.764%),
02/25/2040 525,275
0.0
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.869%, (SOFR30A +
3.300%),
11/25/2041 2,584,088
0.0
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.569%, (SOFR30A +
7.000%),
04/25/2042 1,093,911
0.0
4,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.910%, (SOFR30A +
5.350%),
05/25/2043 4,405,098
0.1
7,418,600
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.310%, (SOFR30A +
4.750%),
06/25/2043 8,094,816
0.1
9,300,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.810%, (SOFR30A +
3.250%),
09/25/2043 9,804,558
0.1
3,200,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.360%, (SOFR30A +
2.800%),
03/25/2044 3,294,655
0.1
8,400,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.769%, (SOFR30A +
2.200%),
05/25/2044 8,465,424
0.1
1,874
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 1,873
0.0
110,156
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 14,426
0.0
215,252
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 6,416
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
97,354,019
(6)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 $ 5,121,785
0.1
103,623,501
(6)
Fannie Mae Interest
Strip 440 C50,
4.500%,
10/25/2053 25,051,707
0.3
67
(3)(6)
Fannie Mae REMIC
Trust 1997-
18 SG, 3.387%,
(-1.000*SOFR30A +
7.986%),
03/17/2027 —
0.0
30,773  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 31,140
0.0
119,195
(3)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 2,493
0.0
4,269
(3)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 4.035%,
(-1.000*SOFR30A +
8.636%),
03/18/2031 120
0.0
2,639,298  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,631,378
0.0
437,679  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 445,884
0.0
192,426
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
6.297%, (SOFR30A +
1.614%),
06/25/2033 196,389
0.0
450,466
(3)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 2.317%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 32,569
0.0
574,925
(3)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 2.967%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 54,362
0.0
107,411
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 16,997
0.0
252,482  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 253,353
0.0
493,728  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 504,059
0.0
1,993,222
(3)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 2.367%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 130,838
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,285
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
5.133%, (SOFR30A +
0.564%),
10/25/2033 $ 25,179
0.0
189,052  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 192,542
0.0
425,672  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 419,712
0.0
1,221,283  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,225,758
0.0
4,375,800
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 1.367%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 277,041
0.0
318,800
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 2.067%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 13,193
0.0
55,519
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 10.034%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 68,763
0.0
738,480
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.067%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 41,460
0.0
342,762
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.057%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 28,135
0.0
1,023,601
(3)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 2.067%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 63,660
0.0
20,178
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.017%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 300
0.0
17,301  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 17,586
0.0
315,802
(3)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 1.717%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 23,596
0.0
757,724
(3)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 1.767%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 64,808
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
663,643
(3)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 1.777%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 $ 52,096
0.0
1,434,719
(3)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 1.717%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 112,585
0.0
1,604,219
(3)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 1.667%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 101,800
0.0
188,688  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 184,287
0.0
733,697  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 722,690
0.0
3,977,395
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.540%,
02/25/2049 3,953,642
0.1
3,444,161
(3)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 1.417%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 180,064
0.0
804,342
(3)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 1.467%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 58,218
0.0
2,361,582
(3)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 1.567%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 185,539
0.0
6,811,574
(3)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 1.907%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 619,249
0.0
1,890,471
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.387%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 114,916
0.0
3,702,599
(3)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 1.797%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 311,537
0.0
796,388
(3)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 1.767%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 73,999
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,418,768
(3)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 1.717%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 $ 158,897
0.0
640,878
(3)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 1.767%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 45,072
0.0
1,611,234  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,548,394
0.0
3,881,311  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,891,243
0.1
727,233  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 716,727
0.0
3,923,242  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 3,736,140
0.1
475,639
(3)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 1.917%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 47,928
0.0
2,413,394  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,232,041
0.0
51,225  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 47,193
0.0
5,908,558  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 5,543,396
0.1
1,802,325  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,733,452
0.0
4,411,874
(3)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 1.247%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 239,601
0.0
1,991,524  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,872,797
0.0
6,706,888  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 6,602,612
0.1
6,530,310  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 6,243,306
0.1
1,266,906
(3)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 1.867%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 109,353
0.0
6,296,694  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 6,066,573
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
330,079  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 $ 295,167
0.0
1,409,705
(3)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 1.417%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 103,527
0.0
2,623,988  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 2,401,418
0.0
1,246,890
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 33,269
0.0
2,549,577
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 1.467%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 249,898
0.0
939,598
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 45,350
0.0
3,164,452
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 1.517%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 284,766
0.0
10,924,881
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.467%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 1,066,033
0.0
409,572
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 33,402
0.0
10,286,628  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 9,622,951
0.1
1,480,988  Fannie Mae REMIC
Trust 2012-153 B,
7.000%,
07/25/2042 1,587,348
0.0
3,437,538  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,218,862
0.1
2,893,300  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 2,760,931
0.0
332,329
(3)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.867%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 6,514
0.0
661,980  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 630,723
0.0
1,058,004  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 992,477
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,198
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,465,064  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 $ 1,349,820
0.0
7,449,579  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 7,382,422
0.1
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,408,354
0.1
352,284
(3)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 2.017%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 32,883
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 418,299
0.0
11,649,782  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 10,703,574
0.1
1,853,990  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 1,746,179
0.0
1,084,656  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,013,895
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,285,534
0.0
21,849  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 21,757
0.0
1,145,678  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 1,105,608
0.0
694,117
(3)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 1.517%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 25,920
0.0
3,123,245
(3)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 1.467%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 287,760
0.0
12,224,793
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 969,321
0.0
3,124,842
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 1.517%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 176,649
0.0
3,654,743
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 284,559
0.0
4,197,450  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,635,494
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
720,394
(3)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 1.467%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 $ 39,292
0.0
2,911,992
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 1.567%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 146,994
0.0
4,676,364
(3)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 1.967%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 506,222
0.0
474,588
(3)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 1.517%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 10,097
0.0
698,906
(3)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 1.517%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 34,073
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 819,255
0.0
4,706,917
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 753,432
0.0
20,491,596
(3)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 1.467%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 2,070,206
0.0
18,604,671  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 16,968,031
0.2
3,211,240
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 523,066
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,841,292
0.0
1,588,451  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 1,561,441
0.0
1,309,616
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 199,957
0.0
21,505,256
(3)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 1.567%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 1,727,236
0.0
11,027,289
(3)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 1.017%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 547,617
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,449,989
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 $ 4,478,195
0.1
8,426,862
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,667,409
0.0
4,019,129
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 658,243
0.0
2,439,295
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 418,180
0.0
4,188,708
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 655,359
0.0
12,730,909
(3)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 899,063
0.0
15,513,536
(3)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 1.417%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 892,422
0.0
10,810,532
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 1.367%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 774,236
0.0
77,607  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 77,256
0.0
302,975  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 270,557
0.0
14,401,914
(3)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 1.417%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 999,807
0.0
5,215,225  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 4,031,357
0.1
4,009,280  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 3,478,371
0.1
20,873,728
(3)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 1.617%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 1,717,390
0.0
3,075,007  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 2,724,891
0.0
952,256  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 833,347
0.0
9,331,222  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 8,252,477
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
969,984  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 $ 893,118
0.0
25,512,921
(3)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 1.517%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 1,959,673
0.0
5,622,699
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 1.517%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 343,711
0.0
25,942,693
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 1.517%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,856,005
0.0
25,478,872
(3)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 2,889,505
0.0
8,715,923
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,569,602
0.0
7,424,327
(3)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 672,122
0.0
11,724,498
(3)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 1.367%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,179,782
0.0
5,744,331
(3)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 1.417%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 473,171
0.0
41,010,404
(3)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 1.317%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 3,712,666
0.1
4,268,979
(3)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 334,761
0.0
11,732,919
(3)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 1.317%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 1,079,425
0.0
6,212,474
(3)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 1.317%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 571,546
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,336,481
(6)
Fannie Mae REMIC
Trust 2020-34 IO,
4.500%,
06/25/2050 $ 10,694,735
0.1
16,590,052
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 2,443,414
0.0
19,885,550
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,507,252
0.0
8,873,470
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,430,765
0.0
7,581,510
(6)
Fannie Mae REMIC
Trust 2020-50 IO,
4.500%,
03/25/2050 1,979,720
0.0
8,284,711
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,919,704
0.0
21,953,783
(6)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 4,307,211
0.1
54,178,956
(6)
Fannie Mae REMIC
Trust 2020-87 AI,
2.000%,
12/25/2050 7,316,370
0.1
28,749,469
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 5,650,041
0.1
43,441,781
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 6,979,039
0.1
132,891,728
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 14,108,909
0.2
24,689,288
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 5,383,722
0.1
31,950,728
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 5,801,891
0.1
33,480,986
(3)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 449,392
0.0
73,682,883
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 15,198,421
0.2
113,135,165
(6)
Fannie Mae REMIC
Trust 2021-78 AI,
3.000%,
11/25/2051 19,918,871
0.2
23,519,963
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 5,168,556
0.1
16,027,629
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,241,352
0.0
57,760,525
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 9,952,803
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,526,377  Fannie Mae REMIC
Trust 2022-55 PA,
4.000%,
10/25/2051 $ 3,404,367
0.1
6,276,157
(6)
Fannie Mae REMIC
Trust 2023-11 GI,
6.500%,
04/25/2053 1,478,943
0.0
27,477,574
(6)
Fannie Mae REMIC
Trust 2023-2 HI,
6.500%,
02/25/2053 6,600,297
0.1
32,100,931
(6)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 7,019,825
0.1
80,729,749
(6)
Fannie Mae REMIC
Trust 2024-7 IO,
3.000%,
07/25/2038 7,334,290
0.1
511,171  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 195,167
0.0
1,079,453
(1)(3)
First Republic Mortgage
Trust 2020-1 B2,
2.882%,
04/25/2050 941,603
0.0
1,603,501
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.937%,
03/25/2048 1,448,862
0.0
2,090,965
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.937%,
03/25/2048 1,862,978
0.0
1,103,128
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 3.995%,
04/25/2048 987,544
0.0
642,648
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 584,578
0.0
840,992
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.142%,
07/25/2048 755,468
0.0
2,615,456
(1)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.908%,
10/25/2048 2,455,163
0.0
1,311,524
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 1,154,922
0.0
1,859,709
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.196%,
03/25/2050 1,658,548
0.0
2,251,036
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.196%,
03/25/2050 1,985,484
0.0
1,396,113
(1)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.483%,
08/25/2051 1,158,057
0.0
1,801,273  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,846,002
0.0
144,294  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 149,812
0.0
25,264  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 25,291
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,084  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 $ 23,267
0.0
185,544  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 188,709
0.0
442
(3)(6)
Freddie Mac
REMIC Trust
2301 SP, 4.538%,
(-1.000*SOFR30A +
9.136%),
04/15/2031 2
0.0
108,555  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 110,223
0.0
31,289
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 4,751
0.0
243,594  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 244,792
0.0
45,846  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 46,134
0.0
87,775  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 88,207
0.0
518,664  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 521,946
0.0
5,853
(3)(6)
Freddie Mac
REMIC Trust
2993 GS, 1.438%,
(-1.000*SOFR30A +
6.036%),
06/15/2025 18
0.0
436,346
(3)(6)
Freddie Mac REMIC
Trust 3006 SI, 2.028%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 33,818
0.0
377,677
(3)(6)
Freddie Mac REMIC
Trust 3006 YI, 2.028%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 28,677
0.0
2,522,183
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.018%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 176,946
0.0
486,959  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 493,019
0.0
357,019
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.773%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 21,596
0.0
2,786,341
(3)(6)
Freddie Mac REMIC
Trust 3199 S, 1.738%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 215,549
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,438,802
(3)(6)
Freddie Mac
REMIC Trust
3213 JS, 2.488%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 $ 240,065
0.0
8,456,030
(3)(6)
Freddie Mac
REMIC Trust
3346 SC, 1.838%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 559,272
0.0
233,964  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 236,305
0.0
655,224
(3)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 12,228
0.0
46,680  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 47,533
0.0
4,147,662
(3)(6)
Freddie Mac
REMIC Trust
3510 AS, 1.698%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 327,935
0.0
103,922
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.063%,
03/15/2033 103,489
0.0
6,367
(3)
Freddie Mac REMIC
Trust 3556 NT,
7.812%, (SOFR30A +
3.214%),
03/15/2038 6,579
0.0
4,536,365
(3)(6)
Freddie Mac
REMIC Trust
3629 CS, 1.638%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 383,655
0.0
2,540,580  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 2,602,856
0.0
471,610  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 479,789
0.0
176,338  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 181,034
0.0
1,713,878  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,631,039
0.0
1,305,121  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,240,976
0.0
15,389,963  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 14,980,125
0.2
4,086,494  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,822,810
0.1
1,900,000  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,830,296
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
902,140  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 $ 883,676
0.0
319,681  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 320,966
0.0
510,945
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.838%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 46,523
0.0
2,650,000  Freddie Mac REMIC
Trust 3890 ME,
5.000%,
07/15/2041 2,635,429
0.0
1,563,131  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,492,069
0.0
3,175,506  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 3,019,586
0.1
6,349,760  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 6,020,574
0.1
2,509,006  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,393,447
0.0
132,068
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.338%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 2,649
0.0
547,465
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 1.338%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 8,158
0.0
1,171,916  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,105,767
0.0
483,372  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 483,568
0.0
4,128,151  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 3,873,503
0.1
638,559  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 608,371
0.0
106,683  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 105,210
0.0
2,022,315
(3)(6)
Freddie Mac
REMIC Trust
4057 SN, 1.938%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 139,457
0.0
2,174,578  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 2,008,262
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,828,331  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 $ 9,334,042
0.1
614,760
(3)(6)
Freddie Mac
REMIC Trust
4088 CS, 1.288%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 53,835
0.0
1,066,923
(3)(6)
Freddie Mac
REMIC Trust
4090 SN, 1.988%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 65,584
0.0
434,645  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 413,757
0.0
2,941,907
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 214,200
0.0
3,153,431
(3)(6)
Freddie Mac
REMIC Trust
4191 SA, 1.488%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 226,916
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,859,131
0.0
1,631,124
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 256,726
0.0
2,317,114  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 2,213,261
0.0
1,989,267  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,884,417
0.0
825,180  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 801,916
0.0
662,220
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 78,596
0.0
17,400,575
(3)(6)
Freddie Mac
REMIC Trust
4301 SD, 1.388%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 1,079,088
0.0
6,835,508  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 6,425,294
0.1
4,237,127  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 4,100,120
0.1
4,275,471  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 4,089,880
0.1
9,659,079  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 9,280,623
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
45,424  Freddie Mac REMIC
Trust 4370 AD,
3.000%,
08/15/2040 $ 45,301
0.0
2,204,749
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 1.388%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 185,905
0.0
2,260,090  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 2,159,219
0.0
7,216,953
(3)(6)
Freddie Mac
REMIC Trust
4407 CS, 1.488%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 484,017
0.0
10,153,319
(3)(6)
Freddie Mac
REMIC Trust
4407 PS, 0.888%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 499,043
0.0
6,713,160  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 5,743,309
0.1
10,188,175
(3)(6)
Freddie Mac
REMIC Trust
4461 AS, 0.888%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 586,924
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 2,965,809
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,474,941
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 6,958,908
0.1
10,177,823
(3)(6)
Freddie Mac
REMIC Trust
4574 ST, 1.288%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 1,010,533
0.0
49,280,294
(3)(6)
Freddie Mac
REMIC Trust
4585 AS, 1.388%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 3,725,162
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,109,580
0.1
14,004,919
(3)(6)
Freddie Mac
REMIC Trust
4611 BS, 1.388%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 1,073,691
0.0
9,352,571  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 8,414,811
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,079,966  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 $ 5,305,942
0.1
5,320,946  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 4,785,313
0.1
2,322,762  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,042,403
0.0
4,305,977  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,264,810
0.1
3,525,609  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 2,985,117
0.0
38,092,444  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 33,569,743
0.4
13,138,637  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 12,160,657
0.1
357,011  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 329,129
0.0
6,842,134  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 6,547,613
0.1
1,781,252  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,605,949
0.0
24,529,055
(3)(6)
Freddie Mac
REMIC Trust
4879 DS, 1.388%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 1,304,605
0.0
23,776,070
(3)(6)
Freddie Mac
REMIC Trust
4892 SA, 1.338%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 2,341,339
0.0
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 1,168,296
0.0
6,359,752
(3)(6)
Freddie Mac
REMIC Trust
4906 SQ, 1.367%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 627,947
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 400,335
0.0
2,323,234  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,994,725
0.0
2,580,696  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 2,199,053
0.0
4,231,255  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 3,592,676
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,300,086
(6)
Freddie Mac REMIC
Trust 4980 KI, 4.500%,
06/25/2050 $ 11,579,895
0.1
50,046,292
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 10,883,712
0.1
43,512,594
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 9,331,837
0.1
27,646,709
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 5,446,921
0.1
21,652,393
(3)(6)
Freddie Mac
REMIC Trust
5045 BS, 1.631%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 2,779,111
0.0
90,483,431
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 16,133,657
0.2
45,424,428
(6)
Freddie Mac REMIC
Trust 5057 IT, 3.000%,
11/25/2050 8,114,161
0.1
26,146,851
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,612,488
0.1
52,999,846
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 11,631,797
0.1
74,815,434
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 13,245,474
0.2
18,170,311
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 3,940,928
0.1
19,156,399
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 2,994,256
0.0
18,129,890
(6)
Freddie Mac REMIC
Trust 5114 CI, 4.000%,
01/25/2050 3,809,045
0.1
60,348,643
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 8,562,863
0.1
24,812,199
(6)
Freddie Mac REMIC
Trust 5122 AI, 4.500%,
07/25/2051 5,892,897
0.1
44,734,634
(6)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 10,633,262
0.1
22,711,371
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 4,438,783
0.1
50,899,040
(6)
Freddie Mac REMIC
Trust 5152 IQ,
4.500%,
10/25/2051 12,361,779
0.2
62,140,167
(6)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 13,270,822
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,311,004  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 $ 1,227,700
0.0
38,130,984
(6)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 8,360,962
0.1
3,940,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 M2, 6.069%,
(SOFR30A + 1.500%),
10/25/2041 3,965,222
0.1
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 6.369%,
(SOFR30A + 1.800%),
11/25/2041 1,010,085
0.0
6,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 6.669%,
(SOFR30A + 2.100%),
09/25/2041 6,551,225
0.1
15,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.319%,
(SOFR30A + 3.750%),
12/25/2041 15,516,129
0.2
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.919%,
(SOFR30A + 2.350%),
12/25/2041 10,127,352
0.1
13,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.969%,
(SOFR30A + 3.400%),
01/25/2042 13,913,991
0.2
9,200,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 6.419%,
(SOFR30A + 1.850%),
01/25/2042 9,338,560
0.1
7,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.069%,
(SOFR30A + 2.500%),
01/25/2042 7,134,592
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.319%,
(SOFR30A + 4.750%),
02/25/2042 1,473,667
0.0
10,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.319%,
(SOFR30A + 3.750%),
02/25/2042 10,919,154
0.1
2,534,500
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 10.319%,
(SOFR30A + 5.750%),
09/25/2042 2,817,712
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,150,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.919%,
(SOFR30A + 5.350%),
08/25/2042 $ 1,248,958
0.0
1,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.919%,
(SOFR30A + 3.350%),
11/25/2043 1,922,155
0.0
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.369%,
(SOFR30A + 1.800%),
08/25/2044 10,132,709
0.1
2,135,710  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 1,886,224
0.0
4,629,793
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 794,670
0.0
23,029,410
(3)(6)
Freddie Mac Strips
311 S1, 1.238%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 2,188,013
0.0
8,382,257  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 7,610,829
0.1
703,560
(3)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 83,505
0.0
208,326
(3)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 37,360
0.0
2,860,660
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 586,377
0.0
4,315,232
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 807,923
0.0
2,120,572
(3)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 347,445
0.0
2,580,664
(3)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 333,508
0.0
4,171,221
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 780,621
0.0
3,577,156
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 690,926
0.0
6,059,621
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 1,084,310
0.0
6,262,858
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,258,996
0.0
3,481,168
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 680,319
0.0
2,548,245
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 425,688
0.0
3,118,067
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 515,554
0.0
7,208,450
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,256,929
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,247,336
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 $ 767,608
0.0
4,637,950
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 875,924
0.0
4,414,682
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 822,103
0.0
3,965,507
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 776,430
0.0
5,551,016
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 1,072,206
0.0
4,938,876
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 1,011,629
0.0
8,427,655
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,295,661
0.0
17,167,435
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 3,065,621
0.1
736,618
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.373%,
07/25/2033 695,956
0.0
2,503,613  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 2,088,240
0.0
2,307,004  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 1,921,326
0.0
444,686
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 420,377
0.0
3,533,585
(1)(3)
Galton Funding
Mortgage Trust 2018-2
B2, 4.694%,
10/25/2058 3,342,767
0.1
777,579
(3)(6)
Ginnie Mae 2005-
37 SI, 1.665%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 46,255
0.0
184,641
(3)(6)
Ginnie Mae 2005-
7 AH, 2.258%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 11,821
0.0
4,028,619
(3)(6)
Ginnie Mae 2007-
17 IC, 1.738%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 178,324
0.0
766,168
(3)(6)
Ginnie Mae 2007-
23 ST, 1.715%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 54,613
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
964,714
(3)(6)
Ginnie Mae 2007-
40 SE, 2.265%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 $ 87,626
0.0
4,874,447
(3)(6)
Ginnie Mae 2007-
41 SL, 2.215%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 387,030
0.0
615,173
(3)(6)
Ginnie Mae 2007-
7 EI, 1.715%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 44,223
0.0
579,270
(3)(6)
Ginnie Mae 2008-
2 SW, 2.065%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 49,954
0.0
278,860
(3)(6)
Ginnie Mae 2008-
35 SN, 1.915%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 18,185
0.0
141,764
(3)(6)
Ginnie Mae 2008-
40 PS, 1.988%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 7,721
0.0
448,633
(3)(6)
Ginnie Mae 2009-
25 KS, 1.715%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 34,333
0.0
345,639  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 344,326
0.0
315,684  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 310,761
0.0
7,032,344  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 7,259,907
0.1
694,200  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 685,351
0.0
616,027  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 600,258
0.0
1,855,313  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 1,790,522
0.0
2,260,411
(3)(6)
Ginnie Mae 2010-
11 SA, 1.908%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 176,560
0.0
640,298
(3)(6)
Ginnie Mae 2010-
116 NS, 2.138%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 41,480
0.0
2,429,002
(3)(6)
Ginnie Mae 2010-
116 SK, 2.135%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 181,682
0.0
967,763
(3)(6)
Ginnie Mae 2010-
14 SB, 2.315%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 80,555
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
914,668
(3)(6)
Ginnie Mae 2010-
149 HS, 1.588%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 $ 9,136
0.0
281,629  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 268,360
0.0
984,408
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 161,296
0.0
615,722
(3)(6)
Ginnie Mae 2010-
68 MS, 1.365%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 48,554
0.0
605,787
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 80,002
0.0
744,877  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 736,838
0.0
1,457,425
(3)(6)
Ginnie Mae 2011-
72 SA, 0.838%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 81,859
0.0
125,428
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 9,663
0.0
498,671  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 488,475
0.0
2,625,063
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 384,944
0.0
7,446,884  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 6,427,987
0.1
64,132  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 58,682
0.0
321,750  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 280,576
0.0
6,121
(6)
Ginnie Mae 2014-10
GI, 4.500%,
01/16/2029 38
0.0
2,047,941
(3)(6)
Ginnie Mae 2014-
185 SB, 1.115%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 120,459
0.0
1,234,262
(3)(6)
Ginnie Mae 2014-
3 QS, 1.665%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 58,408
0.0
3,461,343
(3)(6)
Ginnie Mae 2014-
3 SU, 1.565%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 251,878
0.0
1,864,905
(3)(6)
Ginnie Mae 2014-
56 SP, 1.688%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 116,653
0.0
4,753,691
(3)(6)
Ginnie Mae 2014-
58 SG, 1.088%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 223,233
0.0
757,151  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 745,220
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,563,983
(3)(6)
Ginnie Mae 2016-
160 GS, 1.615%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 $ 1,387,122
0.0
363,112  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 327,100
0.0
26,455,324
(3)(6)
Ginnie Mae 2016-
6 SB, 1.165%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 1,827,851
0.0
6,068,436
(3)(6)
Ginnie Mae 2017-
101 SA, 1.715%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 697,957
0.0
13,203,454
(3)(6)
Ginnie Mae 2017-
163 SH, 1.715%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 1,541,225
0.0
4,675,060  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,584,411
0.1
353,891  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 252,754
0.0
1,025,524  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 935,021
0.0
211,756  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 159,772
0.0
1,378,431  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,236,804
0.0
212,714  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 165,539
0.0
12,991,829
(3)(6)
Ginnie Mae 2018-
167 CS, 1.615%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 1,289,696
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 127,038
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 382,270
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 948,774
0.0
79,962,431
(6)
Ginnie Mae 2019-129
AI, 3.500%,
10/20/2049 15,511,816
0.2
18,210,278
(3)(6)
Ginnie Mae 2019-
159 SM, 1.565%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 2,090,097
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 802,451
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 53,391
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 570,110
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 300,247
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 $ 211,403
0.0
72,461,851
(6)
Ginnie Mae 2020-187
BI, 2.500%,
12/20/2050 10,756,440
0.1
18,531,319
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,574,921
0.1
16,975,980
(3)(6)
Ginnie Mae 2020-
32 SG, 1.615%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 1,944,003
0.0
14,566,144
(3)(6)
Ginnie Mae 2020-
34 SQ, 1.565%,
(-1.000*TSFR1M +
5.936%),
10/20/2049 1,573,650
0.0
26,433,844
(3)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 347,761
0.0
13,279,092
(3)(6)
Ginnie Mae 2020-
77 JS, 1.615%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 1,096,342
0.0
79,267,171
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 11,232,586
0.1
18,785,409
(6)
Ginnie Mae 2021-161
IC, 4.500%,
09/20/2051 4,088,394
0.1
29,472,170
(6)
Ginnie Mae 2021-57
IG, 3.500%,
09/20/2050 5,750,395
0.1
41,979,100
(3)(6)
Ginnie Mae 2022-
172 SB, 1.095%,
(-1.000*SOFR30A +
5.700%),
10/20/2052 2,864,373
0.0
1,774,158  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,774,781
0.0
115,236,009
(3)(6)
Ginnie Mae 2024-
184 SN, 0.695%,
(-1.000*SOFR30A +
5.300%),
11/20/2054 6,296,046
0.1
6,406,815  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,318,537
0.1
268,937
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 236,506
0.0
431,323
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 379,311
0.0
1,075,800
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 946,071
0.0
284,863
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 263,767
0.0
2,708,547
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.373%,
11/25/2049 2,439,398
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,015,771
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.984%,
03/25/2050 $ 917,063
0.0
1,477,090
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.414%,
10/25/2050 1,252,761
0.0
910,307
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.414%,
10/25/2050 720,308
0.0
1,369,457
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.379%,
04/25/2052 1,073,494
0.0
3,227,178
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 3,220,901
0.1
2,062,900
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.919%,
04/25/2054 2,071,011
0.0
1,480,544
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.163%,
06/25/2054 1,530,752
0.0
2,961,752
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.258%,
08/25/2054 2,894,686
0.0
110,778  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 67,655
0.0
1,262,706
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.861%, (TSFR1M
+ 0.494%),
09/19/2037 1,070,084
0.0
33,965
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
5.313%, (TSFR1M +
0.974%),
08/25/2029 32,894
0.0
320,487
(3)
Impac CMB Trust Series
2005-1 M1, 5.143%,
(TSFR1M + 0.804%),
04/25/2035 297,651
0.0
2,000,000
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,455,963
0.0
1,437,614
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.873%, (TSFR1M +
0.534%),
02/25/2046 1,081,223
0.0
39,171
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.986%,
08/25/2049 36,428
0.0
2,124,419
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.150%,
05/25/2052 1,655,454
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,256,037
(1)(3)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.289%,
02/25/2054 $ 2,168,881
0.0
6,055,257
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 6,016,836
0.1
303,017  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 89,613
0.0
1,041,925
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
6.104%,
07/25/2035 983,660
0.0
876,306
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 760,075
0.0
1,204,974
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 1,065,166
0.0
1,700,208
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.573%,
06/25/2048 1,509,514
0.0
1,636,520
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.573%,
06/25/2048 1,446,158
0.0
2,162,651
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.573%,
06/25/2048 1,880,247
0.0
1,865,703
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.707%,
10/25/2048 1,661,232
0.0
138,483
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 127,210
0.0
230,103
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 203,675
0.0
511,342
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 449,552
0.0
1,594,475
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.927%,
10/25/2049 1,512,685
0.0
709,525
(1)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 625,065
0.0
244,426
(1)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 215,092
0.0
261,431
(1)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 229,777
0.0
1,930,927
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.570%,
12/25/2050 1,628,089
0.0
885,993
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.492%,
03/25/2051 758,256
0.0
192,817
(1)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 169,902
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,383,544
(1)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.404%,
05/25/2054 $ 1,306,954
0.0
3,003,551
(1)(3)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 3,018,475
0.0
4,191,345
(1)(3)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 4,078,984
0.1
12,084,737
(3)(6)
Lehman Mortgage Trust
2006-7 2A4, 2.097%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,586,890
0.0
8,358,090
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.167%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 799,356
0.0
189,342
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 177,876
0.0
3,300,449
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,172,425
0.1
2,482,000
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.733%,
09/25/2057 2,239,860
0.0
1,000,000
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 670,377
0.0
4,691,926
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B1,
7.164%,
03/25/2054 4,913,958
0.1
3,942,459
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-
4 A13, 5.500%,
09/25/2054 3,747,910
0.1
1,699,579
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
7.055%,
09/25/2054 1,664,321
0.0
1,642,014
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,605,147
0.0
560,927
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 541,394
0.0
879,390
(1)(3)
Oaktown Re VI Ltd.
2021-1A M1C, 7.569%,
(SOFR30A + 3.000%),
10/25/2033 886,937
0.0
6,000,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 7.919%,
(SOFR30A + 3.350%),
04/25/2034 6,139,132
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
48,877
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 $ 47,978
0.0
270,941
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 248,432
0.0
1,483,134,885
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 6,774,441
0.1
54,731  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 47,453
0.0
1,141,966
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.242%,
02/25/2050 936,392
0.0
3,751,572
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 7.269%,
(SOFR30A + 2.700%),
12/27/2033 3,795,590
0.1
602,145
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 533,174
0.0
863,713
(1)(3)
RCKT Mortgage Trust
2019-1 B4, 3.893%,
09/25/2049 751,945
0.0
31,647,729
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 28,087,653
0.3
190,474
(1)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 174,590
0.0
3,212,833  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,740,759
0.0
7,412,977  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 6,795,005
0.1
3,313,706  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,813,036
0.0
2,620,670  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,197,554
0.0
2,993,735  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,538,130
0.0
1,509,712  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,275,636
0.0
695,985  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 592,150
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,132,516  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 $ 5,824,541
0.1
768,946  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 705,285
0.0
73,325  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 66,622
0.0
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 29,250,502
0.3
781,505
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.756%,
05/25/2045 664,699
0.0
982,625
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.730%,
07/25/2045 754,654
0.0
607,276
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.787%,
08/25/2047 537,455
0.0
107,726
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 99,040
0.0
2,105,935
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.425%,
03/25/2048 1,955,164
0.0
503,311
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 444,853
0.0
32,670
(1)(3)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 32,448
0.0
1,799,513
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.635%,
03/25/2050 1,554,442
0.0
2,734,563
(1)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.314%,
04/25/2050 2,336,039
0.0
1,018,506
(1)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 809,758
0.0
927,615
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.051%,
07/25/2051 735,629
0.0
1,181,009
(1)(3)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 1,173,515
0.0
4,761,921
(1)(3)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 4,634,265
0.1
1,538,931
(1)(3)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.632%,
10/25/2047 1,394,216
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 $ 762,075
0.0
2,036,396
(1)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.657%,
07/25/2048 1,801,444
0.0
2,640,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.984%,
11/25/2057 2,590,109
0.0
3,492,238
(1)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 3,428,737
0.1
3,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,119,670
0.1
2,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,092,894
0.0
6,255,474
(1)(3)
Triangle Re Ltd.
2021-3 M1B, 7.469%,
(SOFR30A + 2.900%),
02/25/2034 6,319,794
0.1
250,002
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
7.549%,
10/20/2035 243,373
0.0
978,756
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
5.473%, (TSFR1M +
1.134%),
08/25/2045 959,898
0.0
35,762,351
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 38,702
0.0
203,240
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.823%,
10/25/2036 183,854
0.0
151,915
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.186%,
10/25/2036 136,885
0.0
434,270
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.228%,
11/25/2036 373,866
0.0
469,732
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.541%,
12/25/2036 413,253
0.0
1,025,076
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.297%,
12/25/2036 911,996
0.0
276,612
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.824%,
03/25/2037 222,408
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,757,447
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.221%,
06/25/2034 $ 1,691,786
0.0
683,414
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.433%,
(TSFR1M + 1.094%),
10/25/2045 655,652
0.0
1,085,970
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.541%,
12/25/2036 955,396
0.0
833,566
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.353%,
(TSFR1M + 1.014%),
11/25/2035 725,993
0.0
487,338  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 441,859
0.0
2,864,938
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.785%,
(12MTA + 0.960%),
08/25/2046 1,558,184
0.0
869,665
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2007-OC1 A4, 5.093%,
(TSFR1M + 0.754%),
01/25/2047 774,468
0.0
214,192  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 192,352
0.0
419,784
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.913%, (TSFR1M
+ 0.574%),
01/25/2047 370,529
0.0
353,057
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.883%, (TSFR1M
+ 0.544%),
06/25/2037 302,792
0.0
370,317  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 313,039
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
101,901
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.153%,
04/25/2036 $ 98,581
0.0
1,797,119
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.512%,
09/25/2049 1,239,862
0.0
517,562
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.755%,
08/20/2045 470,696
0.0
844,309
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.755%,
08/20/2045 760,440
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,476,149,809)
1,368,191,675
14.8
ASSET-BACKED SECURITIES : 11.8%
Automobile Asset-Backed Securities : 0.4%
9,258,896
(1)(3)
Bayview Opportunity
Master Fund VII LLC
2024-CAR1 A, 5.669%,
(SOFR30A + 1.100%),
12/26/2031 9,285,202
0.1
14,950,000
(1)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 15,095,147
0.2
11,850,000
(1)
Westlake Automobile
Receivables Trust
2024-1A B, 5.550%,
11/15/2027 11,951,400
0.1
36,331,749
0.4
Home Equity Asset-Backed Securities : 0.1%
2,393,694
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,869,022
0.0
3,808,760
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
4.933%, (SOFR30A +
0.364%),
05/25/2031 3,807,263
0.1
2,542,633
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 934,293
0.0
118,763
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 4.485%,
12/25/2036 87,082
0.0
428,614
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 4.773%,
(TSFR1M + 0.434%),
02/25/2037 381,512
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
516,615
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.913%,
(TSFR1M + 0.574%),
02/25/2037 $ 460,089
0.0
560,713
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 559,679
0.0
8,098,940
0.1
Other Asset-Backed Securities : 10.3%
6,800,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 6.617%,
(TSFR3M + 2.000%),
04/20/2036 6,826,132
0.1
6,750,000
(1)(3)
AIG CLO LLC 2021-1A
C, 6.643%, (TSFR3M +
2.012%),
04/22/2034 6,763,034
0.1
1,011,692
(1)(3)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
21,690,000
(1)(3)
AMMC CLO 25
Ltd. 2022-25A A1R,
6.006%, (TSFR3M +
1.350%),
04/15/2035 21,732,512
0.2
15,700,000
(1)(3)
Apidos CLO XXXII
2019-32A A1R,
5.717%, (TSFR3M +
1.100%),
01/20/2033 15,726,329
0.2
10,000,000
(1)(3)
Apidos CLO XXXV
2021-35A C, 6.529%,
(TSFR3M + 1.912%),
04/20/2034 10,010,980
0.1
2,029,500
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 1,995,346
0.0
428,959
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 415,572
0.0
683,581
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 647,726
0.0
2,809,238
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
A, 5.582%, (TSFR1M +
1.184%),
08/15/2034 2,810,149
0.0
8,103,136
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.862%, (TSFR1M +
1.464%),
11/15/2036 8,113,733
0.1
7,867,933
(1)(3)
ARES LII CLO Ltd.
2019-52A A1R,
5.943%, (TSFR3M +
1.312%),
04/22/2031 7,886,423
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,250,000
(1)(3)
Barings Clo Ltd.
2019-4A CR, 6.856%,
(TSFR3M + 2.200%),
07/15/2037 $ 6,261,319
0.1
19,058,697
(1)(3)
Barings CLO Ltd.
2018-4A A1R, 5.806%,
(TSFR3M + 1.150%),
10/15/2030 19,083,816
0.2
450,000
(1)(3)
Benefit Street Partners
CLO VIII Ltd. 2015-
8A A1BR, 6.079%,
(TSFR3M + 1.462%),
01/20/2031 450,599
0.0
20,100,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 5.836%, (TSFR3M
+ 1.180%),
01/15/2033 20,134,472
0.2
4,600,000
(1)(3)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.087%,
(TSFR3M + 2.462%),
04/25/2034 4,608,855
0.0
8,750,000
(1)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.949%, (TSFR3M +
1.390%),
01/22/2038 8,753,771
0.1
2,000,000
(1)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.279%, (TSFR3M +
1.662%),
10/20/2030 2,001,264
0.0
16,107,291
(1)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
5.723%, (TSFR3M +
1.200%),
11/15/2030 16,124,204
0.2
5,350,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.918%, (TSFR3M +
2.262%),
04/15/2034 5,356,581
0.1
3,150,000  BMO Mortgate Trust
2024-C9 A5, 5.759%,
07/15/2057 3,262,820
0.0
2,800,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 2,769,505
0.0
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.049%, (TSFR3M +
1.432%),
07/20/2034 7,578,774
0.1
4,400,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
6.879%, (TSFR3M +
2.262%),
07/20/2034 4,405,733
0.0
5,000,000
(1)(3)
BSPRT Issuer Ltd.
2023-FL10 A, 6.656%,
(TSFR1M + 2.259%),
09/15/2035 5,027,505
0.1
6,600,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
7.409%, (TSFR3M +
2.762%),
07/16/2032 6,593,479
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,569,782
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
5.879%, (TSFR3M +
1.232%),
04/17/2031 $ 2,573,688
0.0
3,250,000
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.039%, (TSFR3M +
1.392%),
04/17/2031 3,252,906
0.0
22,976,604
(1)(3)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
5.837%, (TSFR3M +
1.220%),
07/20/2032 23,016,675
0.2
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CR3,
(TSFR3M + 2.050%),
01/23/2038 10,025,000
0.1
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
6.888%, (TSFR3M +
2.262%),
07/23/2034 10,000,500
0.1
11,200,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.359%, (TSFR3M +
1.712%),
10/17/2034 11,212,925
0.1
28,680
(3)
Chase Funding Trust
Series 2003-5 2A2,
5.053%, (TSFR1M +
0.714%),
07/25/2033 28,401
0.0
7,160,000
(1)(3)
CIFC Funding Ltd.
2018-2A A1R, 6.021%,
(TSFR3M + 1.370%),
10/20/2037 7,203,583
0.1
3,000,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2R, 6.347%,
(TSFR3M + 1.700%),
07/16/2037 3,001,614
0.0
1,905,824
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,749,207
0.0
5,917,381
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 5,353,539
0.1
13,326,130
(1)(3)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 5.786%,
(TSFR3M + 1.130%),
10/15/2031 13,339,190
0.1
4,500,625
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,336,517
0.0
2,321,375
(1)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 2,289,701
0.0
2,510,875
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 2,457,103
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,380,561
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 $ 5,336,523
0.1
5,158,927
(1)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,673,029
0.0
3,212,778
(1)(3)
Dryden 38 Senior Loan
Fund 2015-38A ARR,
5.806%, (TSFR3M +
1.150%),
07/15/2030 3,219,204
0.0
6,400,000
(1)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
6.944%, (TSFR3M +
2.312%),
07/18/2030 6,412,614
0.1
11,400,000
(1)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
6.718%, (TSFR3M +
2.062%),
04/15/2034 11,411,753
0.1
8,000,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.129%,
(TSFR3M + 1.512%),
01/20/2030 8,013,048
0.1
21,900,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 6.007%,
(TSFR3M + 1.390%),
10/20/2037 22,046,358
0.2
5,250,000
(1)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,436,634
0.1
4,842,756
(1)(3)
FS Rialto 2021-FL3 A,
5.762%, (TSFR1M +
1.364%),
11/16/2036 4,837,224
0.1
12,493,790
(1)(3)
Galaxy XXVI CLO Ltd.
2018-26A AR, 5.684%,
(TSFR3M + 1.170%),
11/22/2031 12,516,866
0.1
4,678,750
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,730,993
0.1
406,917
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 378,697
0.0
395,553
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 364,083
0.0
1,003,115
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 926,653
0.0
7,800,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 7,727,808
0.1
6,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.129%, (TSFR3M +
1.512%),
01/20/2031 6,005,616
0.1
6,299,561
(1)(3)
LCM 30 Ltd. 30A AR,
5.959%, (TSFR3M +
1.342%),
04/20/2031 6,304,078
0.1
5,000,000
(1)(3)
LCM XVIII L.P. 18A
A2R, 6.099%, (TSFR3M
+ 1.482%),
04/20/2031 5,002,115
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
11,900,000
(1)(3)
LCM XXIV Ltd. 24A
CR, 6.779%, (TSFR3M
+ 2.162%),
03/20/2030 $ 11,935,652
0.1
7,253,334
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 5,587,265
0.1
6,150,000
(1)(3)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 6.879%, (TSFR3M +
2.262%),
04/19/2033 6,164,237
0.1
6,250,000
(1)(3)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 6.318%,
(TSFR3M + 1.662%),
10/15/2032 6,254,069
0.1
1,400,000
(1)(3)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 6.679%, (TSFR3M +
2.062%),
04/20/2030 1,402,295
0.0
8,351,552
(1)(3)
Magnetite XII Ltd.
2015-12A AR4,
5.806%, (TSFR3M +
1.150%),
10/15/2031 8,368,255
0.1
31,780,000
(1)(3)
Magnetite XXXI Ltd.
2021-31A A1, 6.018%,
(TSFR3M + 1.362%),
07/15/2034 31,850,774
0.3
14,700,000
(1)(3)
Marble Point CLO XIX
Ltd. 2020-3A AR,
6.017%, (TSFR3M +
1.400%),
01/19/2034 14,724,681
0.2
10,000,000
(1)(3)
MF1 Ltd. 2021-FL6
AS, 5.940%, (TSFR1M
+ 1.564%),
07/16/2036 10,019,916
0.1
10,709,074
(1)(3)
MF1 Ltd. 2022-FL8 A,
5.716%, (TSFR1M +
1.350%),
02/19/2037 10,720,410
0.1
4,000,000
(1)(3)
MF1 Ltd. 2023-FL12
A, 6.432%, (TSFR1M +
2.066%),
10/19/2038 4,024,331
0.0
3,500,000
(1)(3)
MF1 Ltd. 2024-FL14
A, 6.103%, (TSFR1M +
1.737%),
03/19/2039 3,522,752
0.0
5,500,000
(1)(3)
MF1 Ltd. 2024-FL15
A, 6.988%, (TSFR1M +
1.688%),
08/18/2041 5,535,738
0.1
569,993
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 523,529
0.0
2,938,603
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,605,256
0.0
1,931,850
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,802,232
0.0
3,302,183
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 3,083,616
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
424,541
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 $ 381,034
0.0
2,481,720
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 2,177,034
0.0
3,003,423
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 2,567,481
0.0
6,025,840
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 5,019,398
0.1
2,716,961
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 2,057,816
0.0
7,986,363
(1)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 7,835,347
0.1
1,134,056
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,061,371
0.0
5,840,462
(1)
Mosaic Solar Loans
LLC 2024-1A A,
5.500%,
09/20/2049 5,694,727
0.1
9,100,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 6.032%,
(TSFR3M + 1.400%),
07/22/2038 9,148,239
0.1
6,010,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 6.017%, (TSFR3M
+ 1.400%),
07/20/2037 6,021,635
0.1
13,850,000
(1)(3)
Octagon Investment
Partners 29 Ltd. 2016-
1A A1R2, 6.052%,
(TSFR3M + 1.420%),
07/18/2037 13,931,563
0.2
4,500,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 6.661%,
(TSFR3M + 2.050%),
10/31/2037 4,505,090
0.0
4,060,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.229%,
(TSFR3M + 1.612%),
07/19/2030 4,062,188
0.0
6,000,000
(1)(3)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3, 6.528%,
(TSFR3M + 2.012%),
02/14/2031 6,023,304
0.1
5,750,000
(1)(3)
OHA Credit Funding
8 Ltd. 2021-8A C,
6.794%, (TSFR3M +
2.162%),
01/18/2034 5,750,288
0.1
6,700,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A CR,
6.567%, (TSFR3M +
1.950%),
10/19/2037 6,730,224
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,700,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR3,
6.583%, (TSFR3M +
2.062%),
02/20/2034 $ 10,736,615
0.1
7,650,000
(1)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 7,662,733
0.1
202,280
(1)
Pagaya AI Debt
Selection Trust 2021-
HG1 A, 1.220%,
01/16/2029 200,087
0.0
5,800,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A B,
6.579%, (TSFR3M +
1.962%),
04/20/2034 5,814,773
0.1
7,550,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
6.318%, (TSFR3M +
1.662%),
01/15/2035 7,562,533
0.1
22,343
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.411%,
01/25/2036 22,198
0.0
4,860,625
(1)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 4,778,317
0.1
9,150,000
(1)(3)
Rockland Park CLO Ltd.
2021-1A C, 6.779%,
(TSFR3M + 2.162%),
04/20/2034 9,163,048
0.1
5,706,875
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 5,735,272
0.1
6,983,667
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,744,913
0.1
3,870,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,140,838
0.0
18,000,000
(1)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
7.087%, (TSFR3M +
2.462%),
07/25/2030 18,050,130
0.2
9,950,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.187%, (TSFR3M +
2.562%),
04/25/2034 9,971,661
0.1
27,410,000
(1)(3)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 5.906%, (TSFR3M
+ 1.280%),
01/25/2032 27,441,193
0.3
5,500,000
(1)(3)
Southwick Park CLO
LLC 2019-4A A1R,
5.939%, (TSFR3M +
1.322%),
07/20/2032 5,507,469
0.1
3,965,704
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,615,551
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,954,063
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 $ 2,169,434
0.0
12,475,588
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 12,080,763
0.1
7,019,137
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,550,784
0.1
8,108,552
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 6,384,604
0.1
4,157,986
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 3,922,047
0.0
4,143,423
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,888,407
0.0
2,979,956
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 2,798,823
0.0
14,640,947
(1)(3)
Symphony CLO XVI
Ltd. 2015-16A ARR,
5.856%, (TSFR3M +
1.200%),
10/15/2031 14,654,461
0.2
16,406,254
(1)(3)
Symphony CLO XX
Ltd. 2018-20A AR2,
5.747%, (TSFR3M +
1.100%),
01/16/2032 16,434,456
0.2
8,450,000
(1)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
6.879%, (TSFR3M +
2.262%),
04/20/2033 8,465,345
0.1
5,000,000
(1)(3)
TCW CLO Ltd. 2017-
1A A2RR, 6.316%,
(TSFR3M + 1.712%),
10/29/2034 5,006,055
0.1
13,950,000
(1)(3)
Texas Debt Capital
CLO Ltd. 2023-1A A,
6.417%, (TSFR3M +
1.800%),
04/20/2036 14,010,111
0.2
5,060,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,428,854
0.0
4,264,000
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 3,861,658
0.0
14,495,724
(1)(3)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 5.817%,
(TSFR3M + 1.200%),
10/20/2030 14,507,118
0.2
18,458,398
(1)(3)
TIAA CLO I Ltd. 2016-
1A ARR, 5.867%,
(TSFR3M + 1.250%),
07/20/2031 18,488,965
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
12,450,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 $ 12,628,234
0.1
15,223,000
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.906%, (TSFR3M +
1.250%),
07/15/2032 15,243,262
0.2
3,431,137
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,292,715
0.0
10,000,000
(1)(3)
Wind River CLO Ltd.
2021-1A CR, 6.867%,
(TSFR3M + 2.250%),
07/20/2037 10,027,520
0.1
7,900,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 7,934,937
0.1
15,334,875
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 13,955,092
0.2
947,497,201
10.3
Student Loan Asset-Backed Securities : 1.0%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 248,092
0.0
472,872
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 409,229
0.0
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 56,008
0.0
2,560,895
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 2,203,010
0.0
1,374,161
(1)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 1,115,029
0.0
106,191
(1)
Laurel Road Prime
Student Loan Trust
2017-B BFX, 3.020%,
08/25/2042 105,742
0.0
3,351,463
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 3,070,104
0.0
1,771,700
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 1,650,854
0.0
2,140,108
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 1,962,446
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
9,680,608
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 $ 8,992,882
0.1
3,976,809
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 3,566,947
0.1
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,243,620
0.0
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,375,724
0.0
1,450,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,411,999
0.0
10,557,338
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 10,239,198
0.1
2,122,311
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 2,130,165
0.0
19,992,842
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 18,551,144
0.2
3,250,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 3,032,335
0.0
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,699,178
0.0
3,900,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 3,636,899
0.1
8,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,493,469
0.1
1,977,145
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 1,947,254
0.0
915,102
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 900,879
0.0
5,800,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,425,129
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
6,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 5,585,959
0.1
5,275,433
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 4,878,218
0.1
94,931,513
1.0
Total Asset-Backed
Securities
(Cost $1,105,289,442)
1,086,859,403
11.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.5%
1,590,354
(1)(3)
ACRES Commercial
Realty Ltd. 2021-FL1
A, 5.696%, (TSFR1M +
1.314%),
06/15/2036 1,587,024
0.0
11,831,576
(1)(3)
AREIT LLC 2023-CRE8
A, 6.494%, (TSFR1M +
2.112%),
08/17/2041 11,884,443
0.1
2,500,000
(1)(3)
AREIT Ltd. 2024-CRE9
A, 6.084%, (TSFR1M +
1.686%),
05/17/2041 2,518,586
0.0
5,000,000
(1)(3)
ARES Commercial
Mortgage Trust
2024-IND A, 6.089%,
(TSFR1M + 1.692%),
07/15/2041 5,038,946
0.1
10,000,000
(1)(3)
ARES Commercial
Mortgage Trust 2024-
IND2 A, 5.840%,
(TSFR1M + 1.443%),
10/15/2034 10,033,415
0.1
1,500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,507,735
0.0
3,600,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.409%,
11/10/2029 3,587,284
0.0
4,000,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
5.894%,
11/10/2029 3,988,016
0.0
2,500,000
(1)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 2,527,844
0.0
2,500,000
(1)(3)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,558,737
0.0
2,500,000  BANK 2017-BNK4 A4,
3.625%,
05/15/2050 2,420,768
0.0
4,656,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 3,321,907
0.0
28,298,193
(3)(6)
BANK 2017-BNK4 XA,
1.330%,
05/15/2050 626,680
0.0
167,655,000
(3)(6)
BANK 2017-BNK8 XB,
0.182%,
11/15/2050 832,248
0.0
3,600,000
(1)
BANK 2017-BNK9 D,
2.800%,
11/15/2054 2,280,406
0.0
175,880,926
(3)(6)
BANK 2018-BN14 XA,
0.501%,
09/15/2060 2,661,756
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
19,110,000
(1)(3)(6)
BANK 2018-BN14 XD,
1.618%,
09/15/2060 $ 969,593
0.0
22,447,324
(3)(6)
BANK 2019-BN16 XA,
0.935%,
02/15/2052 657,153
0.0
97,883,880
(3)(6)
BANK 2019-BN19 XA,
0.935%,
08/15/2061 3,488,332
0.0
1,000,000
(3)
BANK 2019-BN24 C,
3.517%,
11/15/2062 828,460
0.0
5,993,636
(3)(6)
BANK 2020-BN30 XA,
1.279%,
12/15/2053 334,472
0.0
3,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 3,028,155
0.0
2,500,000
(3)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,461,823
0.0
5,000,000  BANK5 2024-5YR7
A3, 5.769%,
06/15/2057 5,119,417
0.1
525,000  BANK5 Trust 2024-
5YR6 A3, 6.225%,
05/15/2057 546,033
0.0
92,840,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 201,101
0.0
10,866,107
(3)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.150%,
09/15/2055 737,277
0.0
4,000,000  BBCMS Mortgage
Trust 2024-5C27 A3,
6.014%,
07/15/2057 4,137,537
0.1
5,250,000  BBCMS Mortgage Trust
2024-5C29 B, 5.858%,
09/15/2057 5,298,996
0.1
1,000,000  BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 989,787
0.0
19,169,957
(3)(6)
BBCMS Trust 2021-
C10 XA, 1.213%,
07/15/2054 1,047,070
0.0
2,000,000
(1)(3)
BDS LLC 2024-FL13
A, 5.943%, (TSFR1M +
1.576%),
09/19/2039 2,010,501
0.0
1,911,716
(1)(3)
BDS Ltd. 2021-FL10
A, 5.840%, (TSFR1M +
1.464%),
12/16/2036 1,914,195
0.0
264,074
(1)(3)
BDS Ltd. 2021-FL9 A,
5.560%, (TSFR1M +
1.184%),
11/16/2038 263,215
0.0
49,647,900
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.068%,
08/15/2052 1,843,325
0.0
34,096,699
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.014%,
03/15/2052 1,170,154
0.0
86,054,940
(3)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.412%,
03/15/2053 4,716,908
0.1
107,783,051
(3)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.757%,
09/15/2053 5,667,200
0.1
59,346,303
(3)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.602%,
10/15/2053 3,442,572
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
47,070,831
(3)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.438%,
12/17/2053 $ 2,772,152
0.0
4,880,772
(3)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.262%,
08/15/2054 274,544
0.0
2,250,000
(1)
Benchmark Mortgage
Trust 2021-B30 D,
2.000%,
11/15/2054 1,433,320
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2022-B34 A5,
3.786%,
04/15/2055 2,676,112
0.0
2,670,000
(3)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 2,772,113
0.0
5,000,000
(3)
Benchmark Mortgage
Trust 2024-V7 A3,
6.228%,
05/15/2056 5,202,052
0.1
5,000,000
(3)
Benchmark Mortgage
Trust 2024-V8 A3,
6.189%,
07/15/2057 5,201,041
0.1
4,500,000
(1)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.890%,
(TSFR1M + 1.493%),
11/15/2041 4,507,108
0.1
4,728,957
(1)(3)
BFLD Mortgage
Trust 2024-WRHS C,
6.838%, (TSFR1M +
2.441%),
08/15/2026 4,743,103
0.1
2,100,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.138%,
(TSFR1M + 1.741%),
02/15/2039 2,097,290
0.0
2,395,695
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 6.288%,
(TSFR1M + 1.891%),
03/15/2041 2,399,133
0.0
10,895,555
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 8,434,245
0.1
7,671,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.434%,
05/25/2052 6,070,335
0.1
5,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 5,125,378
0.1
2,500,000  BMO Mortgage Trust
2024-5C6 A3, 5.316%,
09/15/2057 2,509,713
0.0
750,000
(3)
BMO Mortgage Trust
2024-5C6 C, 5.885%,
09/15/2057 735,909
0.0
2,500,000
(3)
BMO Mortgage Trust
2024-5C8 C, 5.744%,
12/15/2057 2,475,224
0.0
5,000,000
(1)(3)
BMP 2024-MF23 C,
6.238%, (TSFR1M +
1.841%),
06/15/2041 5,011,983
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(3)
BOCA Commercial
Mortgage Trust 2024-
BOCA A, 6.318%,
(TSFR1M + 1.921%),
08/15/2041 $ 5,030,970
0.1
5,000,000
(1)(3)
BX 2024-BRVE A,
6.238%, (TSFR1M +
1.841%),
04/15/2026 5,024,731
0.1
5,192,308
(1)(3)
BX 2024-PALM A,
5.938%, (TSFR1M +
1.541%),
06/15/2037 5,209,641
0.1
5,302,500
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.682%,
(TSFR1M + 2.285%),
10/15/2036 5,242,641
0.1
4,000,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.861%,
(TSFR1M + 2.464%),
02/15/2038 3,853,184
0.0
1,898,475
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT A, 5.212%,
(TSFR1M + 0.814%),
09/15/2036 1,895,640
0.0
1,484,708
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.162%,
(TSFR1M + 1.764%),
09/15/2036 1,482,159
0.0
1,500,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.912%,
(TSFR1M + 2.514%),
09/15/2036 1,498,726
0.0
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2023-
VLT3 A, 6.337%,
(TSFR1M + 1.940%),
11/15/2028 4,996,149
0.1
3,639,425
(1)(3)
BX Commercial
Mortgage Trust 2023-
XL3 A, 6.159%,
(TSFR1M + 1.761%),
12/09/2040 3,659,480
0.0
3,500,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.890%,
(TSFR1M + 1.492%),
10/15/2041 3,518,271
0.0
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.088%,
(TSFR1M + 1.691%),
08/15/2039 5,042,149
0.1
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.800%,
(TSFR1M + 1.293%),
12/15/2039 5,008,480
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,935,031
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.938%,
(TSFR1M + 1.541%),
05/15/2034 $ 4,945,348
0.1
2,417,392
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 6.038%,
(TSFR1M + 1.641%),
05/15/2041 2,432,266
0.0
5,295,904
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 7.087%,
(TSFR1M + 2.690%),
02/15/2039 5,356,991
0.1
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
VLT5 B, 5.801%,
11/13/2046 5,012,824
0.1
3,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
VLT5 C, 6.192%,
11/13/2046 3,035,925
0.0
9,046,388
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.338%,
(TSFR1M + 1.941%),
03/15/2041 9,059,759
0.1
2,815,000
(1)(3)
BX Trust 2021-ARIA
B, 5.808%, (TSFR1M +
1.411%),
10/15/2036 2,808,944
0.0
3,800,000
(1)(3)
BX Trust 2021-LBA
EJV, 6.512%, (TSFR1M
+ 2.114%),
02/15/2036 3,772,448
0.0
1,423,458
(1)(3)
BX Trust 2021-LBA
EV, 6.512%, (TSFR1M
+ 2.114%),
02/15/2036 1,409,215
0.0
941,921
(1)(3)
BX Trust 2021-SDMF
E, 6.098%, (TSFR1M +
1.701%),
09/15/2034 927,597
0.0
734,135
(1)(3)
BX Trust 2022-FOX2
C, 5.706%, (TSFR1M +
1.309%),
04/15/2039 725,685
0.0
1,180,000
(1)(3)
BX Trust 2022-LBA6
C, 5.997%, (TSFR1M +
1.600%),
01/15/2039 1,178,019
0.0
1,250,000
(1)(3)
BX Trust 2022-LBA6
D, 6.397%, (TSFR1M +
2.000%),
01/15/2039 1,248,903
0.0
5,000,000
(1)(3)
BX Trust 2024-BIO B,
6.338%, (TSFR1M +
1.941%),
02/15/2041 5,011,835
0.1
1,564,602
(1)(3)
BX Trust 2024-CNYN
C, 6.338%, (TSFR1M +
1.941%),
04/15/2041 1,570,310
0.0
1,086,529
(1)(3)
BX Trust 2024-CNYN
D, 7.087%, (TSFR1M +
2.690%),
04/15/2041 1,091,166
0.0
7,516,512
(1)(3)
BX Trust 2024-FNX A,
5.839%, (TSFR1M +
1.442%),
11/15/2041 7,523,408
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(3)
BX Trust 2024-VLT4
A, 5.888%, (TSFR1M +
1.491%),
07/15/2029 $ 5,027,144
0.1
10,000,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.789%,
(TSFR1M + 2.391%),
03/15/2035 10,018,078
0.1
3,000,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 8.532%,
(TSFR1M + 4.134%),
03/15/2035 3,022,437
0.0
4,000,000
(1)(3)
Caliun 2024-SUN A,
6.374%, (TSFR1M +
1.891%),
07/15/2041 4,022,109
0.1
2,000,000
(3)
Cantor Commercial
Real Estate Lending
2019-CF3 C, 3.588%,
01/15/2053 1,534,797
0.0
70,900,328
(3)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 1.012%,
11/15/2050 1,608,307
0.0
19,742,423
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.342%,
08/10/2049 227,798
0.0
45,113,000
(1)(3)(6)
CD Mortgage Trust
2016-CD1 XB, 0.675%,
08/10/2049 365,400
0.0
26,016,413
(3)(6)
CD Mortgage Trust
2017-CD4 XA, 1.218%,
05/10/2050 564,071
0.0
1,500,000
(3)
CFCRE Commercial
Mortgage Trust
2016-C7 C, 4.363%,
12/10/2054 1,393,389
0.0
2,000,000
(1)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,773,263
0.0
5,000,000
(3)
Citigroup Commercial
Mortgage Trust 2015-
GC35 AS, 4.072%,
11/10/2048 4,717,346
0.1
3,000,000  Citigroup Commercial
Mortgage Trust
2016-C1 B, 4.117%,
05/10/2049 2,920,661
0.0
5,000,000  Citigroup Commercial
Mortgage Trust 2016-
GC36 A5, 3.616%,
02/10/2049 4,899,011
0.1
3,000,000  Citigroup Commercial
Mortgage Trust 2016-
GC37 A4, 3.314%,
04/10/2049 2,946,272
0.0
35,308,234
(3)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.890%,
07/10/2049 678,238
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
62,847,448
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.979%,
10/12/2050 $ 1,318,122
0.0
37,770,731
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.862%,
09/15/2050 692,511
0.0
69,232,662
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.664%,
06/10/2051 1,413,703
0.0
2,230,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 1,852,370
0.0
2,989,177  Citigroup Commercial
Mortgage Trust 2022-
GC48 A5, 4.579%,
05/15/2054 2,898,937
0.0
799,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 795,373
0.0
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 983,748
0.0
3,812,122
(1)(3)
CLNY Trust 2019-IKPR
A, 5.976%, (TSFR1M +
1.493%),
11/15/2038 3,768,069
0.0
27,260,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.401%,
10/15/2045 197,563
0.0
3,922,000  COMM Mortgage
Trust 2014-UBS4 AM,
3.968%,
08/10/2047 3,744,586
0.0
10,000,000  COMM Mortgage
Trust 2015-CR23 AM,
3.801%,
05/10/2048 9,950,530
0.1
2,650,000
(3)
COMM Mortgage Trust
2015-CR23 B, 4.183%,
05/10/2048 2,578,025
0.0
5,000,000  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 4,960,395
0.1
3,500,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.338%,
10/10/2048 3,378,501
0.0
73,778,117
(1)(3)(6)
COMM Mortgage Trust
2015-PC1 XA, 0.335%,
07/10/2050 20,982
0.0
3,000,000  COMM Mortgage
Trust 2016-CR28 A4,
3.762%,
02/10/2049 2,971,920
0.0
48,621,457
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.624%,
02/10/2049 167,357
0.0
32,177,310
(3)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.151%,
09/10/2050 740,889
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 $ 3,037,743
0.0
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,039,834
0.0
1,500,000
(1)(3)
CONE Trust 2024-
DFW1 A, 6.039%,
(TSFR1M + 1.642%),
08/15/2041 1,509,809
0.0
1,722,193
(3)
Csail Commercial
Mortgage Trust 2015-
C2 AS, 3.849%,
06/15/2057 1,669,997
0.0
4,000,000  CSAIL Commercial
Mortgage Trust 2019-
C16 A3, 3.329%,
06/15/2052 3,665,324
0.0
3,746,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,132,726
0.0
3,000,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.613%,
03/15/2053 2,423,165
0.0
4,200,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE A, 4.764%,
11/10/2041 4,086,396
0.1
3,200,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 3,120,961
0.0
5,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,131,707
0.1
7,000,000
(1)(3)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2040 7,052,009
0.1
5,500,000
(1)(3)
DK Trust 2024-SPBX
C, 6.347%, (TSFR1M +
1.950%),
03/15/2034 5,509,859
0.1
2,750,000
(1)(3)
DK Trust 2024-SPBX
D, 7.147%, (TSFR1M +
2.750%),
03/15/2034 2,756,692
0.0
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.843%,
01/15/2041 2,023,881
0.0
3,399,852
(1)(3)
Extended Stay America
Trust 2021-ESH E,
7.361%, (TSFR1M +
2.964%),
07/15/2038 3,422,135
0.0
7,500,000
(1)(3)
Fashion Show Mall
LLC 2024-SHOW A,
5.104%,
10/10/2041 7,392,929
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU C, 6.643%,
(TSFR1M + 2.150%),
12/15/2039 $ 2,010,026
0.0
2,500,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 7.093%,
(TSFR1M + 2.600%),
12/15/2039 2,515,094
0.0
9,987,744
(1)(3)(6)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.666%,
03/25/2038 471,351
0.0
15,111,254  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,908,768
0.0
67,762,387
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.575%,
04/25/2030 4,512,114
0.1
100,219,177
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.925%,
09/25/2030 4,157,578
0.1
40,668,717
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.768%,
12/25/2030 1,517,510
0.0
72,436,776
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.347%,
04/25/2030 1,121,582
0.0
13,233,485
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.509%,
05/25/2035 1,461,617
0.0
8,971,340
(1)(8)
FRR Re-REMIC
Trust 2018-C1 CK43,
0.000%,
02/27/2048 8,949,601
0.1
9,000,000
(1)(3)
FS Rialto Issuer LLC
2024-FL9 A, 5.997%,
(TSFR1M + 1.631%),
10/19/2039 9,055,608
0.1
4,475,000
(1)(3)
FS Trust 2024-HULA
A, 6.208%, (TSFR1M +
1.811%),
08/15/2039 4,494,058
0.1
15,763,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 12,699,463
0.1
11,035,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 9,287,062
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
18,225,509
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.981%,
11/27/2050 $ 15,547,926
0.2
10,668,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 7,761,470
0.1
7,212,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 6,968,891
0.1
7,208,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 6,905,125
0.1
8,096,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.381%,
09/27/2051 6,668,521
0.1
8,825,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 8,778,544
0.1
10,728,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 10,656,904
0.1
6,689,324
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 6,415,029
0.1
7,409,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 5,100,270
0.1
8,821,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 8,768,755
0.1
8,724,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 8,201,916
0.1
3,900,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 7.287%,
(TSFR1M + 2.890%),
03/15/2039 3,938,590
0.0
2,800,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2021-
ARDN A, 5.762%,
(TSFR1M + 1.364%),
11/15/2036 2,785,223
0.0
5,581,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2021-STAR
A, 5.470%, (TSFR1M +
1.064%),
12/15/2036 5,568,177
0.1
11,091,212
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.594%,
06/10/2047 85,621
0.0
6,250,000  GS Mortgage Securities
Trust 2015-GC28 B,
3.980%,
02/10/2048 6,209,832
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(3)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 $ 4,886,960
0.1
5,670,000
(3)
GS Mortgage Securities
Trust 2015-GC30 B,
4.008%,
05/10/2050 5,405,403
0.1
2,500,000
(3)
GS Mortgage Securities
Trust 2016-GS3 C,
3.979%,
10/10/2049 2,302,721
0.0
55,640,467
(3)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.558%,
11/10/2049 410,273
0.0
65,585,760
(3)(6)
GS Mortgage Securities
Trust 2017-GS6 XA,
0.997%,
05/10/2050 1,172,936
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 458,166
0.0
66,645,938
(3)(6)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.007%,
02/10/2052 2,279,961
0.0
3,261,000  GS Mortgage Securities
Trust 2019-GC39 B,
3.970%,
05/10/2052 2,806,862
0.0
1,015,000  GS Mortgage Securities
Trust 2019-GC42 B,
3.363%,
09/10/2052 888,976
0.0
4,000,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 3,659,076
0.0
3,000,000
(1)(3)
GSMS Trustair 2024-
FAIR C, 6.891%,
07/15/2029 3,021,189
0.0
4,250,000
(1)(3)
GWT 2024-WLF2 A,
6.088%, (TSFR1M +
1.691%),
05/15/2041 4,272,453
0.1
5,000,000
(1)(3)
HILT Commercial
Mortgage Trust 2024-
ORL A, 5.938%,
(TSFR1M + 1.541%),
05/15/2037 5,008,932
0.1
7,000,000
(1)(3)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 6.039%,
(TSFR1M + 1.642%),
06/15/2041 7,024,027
0.1
6,000,000
(1)(3)
HTL Commercial
Mortgage Trust
2024-T53 A, 5.876%,
05/10/2039 6,036,024
0.1
2,400,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY A, 6.239%,
(TSFR1M + 1.841%),
09/15/2041 2,405,949
0.0
2,600,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.738%,
(TSFR1M + 2.341%),
09/15/2041 2,606,835
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000
(1)
ICNQ Mortgage Trust
2024-MF B, 6.074%,
12/10/2034 $ 4,028,252
0.1
6,000,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 6.642%,
(TSFR1M + 2.245%),
10/15/2039 6,027,659
0.1
3,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.797%,
10/05/2039 3,038,800
0.0
2,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.797%,
10/05/2039 1,997,057
0.0
4,734,000  JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP2 B, 3.460%,
08/15/2049 4,292,990
0.1
5,075,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 A5, 2.870%,
08/15/2049 4,884,527
0.1
1,206,000
(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP3 B, 3.397%,
08/15/2049 1,060,140
0.0
74,238,562
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.569%,
12/15/2049 579,042
0.0
798,488
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
0.784%,
10/15/2048 736
0.0
3,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 AS,
3.917%,
05/15/2048 2,973,616
0.0
3,700,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 3,566,504
0.0
3,952,104  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 3,916,611
0.0
4,500,000  JPMDB Commercial
Mortgage Securities
Trust 2016-C4 A3,
3.141%,
12/15/2049 4,299,295
0.1
3,750,000
(1)(3)
JW Trust 2024-BERY
A, 5.990%, (TSFR1M +
1.593%),
11/15/2039 3,759,747
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,730,000
(1)
Key Commercial
Mortgage Securities
Trust 2018-S1 AS,
4.842%,
10/15/2053 $ 1,646,988
0.0
5,000,000
(1)(3)
KIND Commercial
Mortgage Trust 2024-1
A, 6.287%, (TSFR1M +
1.890%),
08/15/2041 5,023,204
0.1
2,479,300
(1)(3)
KIND Trust 2021-KIND
A, 5.464%, (TSFR1M +
1.064%),
08/15/2038 2,456,603
0.0
5,000,000
(1)(3)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 6.614%,
(TSFR1M + 2.042%),
12/15/2039 5,003,132
0.1
642,130
(1)(3)
LAQ Mortgage Trust
2023-LAQ A, 6.489%,
(TSFR1M + 2.091%),
03/15/2036 644,853
0.0
10,000,000
(1)(3)
LBA Trust 2024-7IND
A, 5.840%, (TSFR1M +
1.443%),
10/15/2041 10,021,175
0.1
6,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 5.988%, (TSFR1M +
1.591%),
06/15/2039 6,016,641
0.1
4,000,000
(1)(3)
LEX Mortgage Trust
2024-BBG A, 4.874%,
10/13/2033 3,928,760
0.0
5,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.692%, (TSFR1M +
1.295%),
05/15/2039 4,893,623
0.1
33,908,047
(1)(3)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.838%,
03/10/2050 383,637
0.0
3,222,769
(1)(3)
MCR Mortgage Trust
2024-HTL D, 8.303%,
(TSFR1M + 3.905%),
02/15/2037 3,259,930
0.0
5,000,000
(1)
MCR Mortgage Trust
2024-TWA A, 5.924%,
06/12/2039 5,048,035
0.1
5,200,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.989%,
(TSFR1M + 1.592%),
05/15/2041 5,204,228
0.1
4,956,593
(1)(3)
MF1 LLC 2022-FL9 A,
6.516%, (TSFR1M +
2.150%),
06/19/2037 4,975,367
0.1
1,400,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 B,
4.516%,
10/15/2048 1,356,692
0.0
3,500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.484%,
12/15/2047 3,407,759
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 A5,
2.860%,
09/15/2049 $ 4,818,904
0.1
4,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 B,
3.307%,
09/15/2049 3,634,824
0.0
4,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 A4,
3.536%,
11/15/2052 3,831,640
0.0
36,886,377
(3)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.848%,
12/15/2050 760,678
0.0
10,000,000  Morgan Stanley Capital
I Trust 2020-HR8 A4,
2.041%,
07/15/2053 8,511,817
0.1
30,429,166
(3)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.174%,
06/15/2054 1,382,246
0.0
5,000,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.797%,
(TSFR1M + 1.397%),
03/15/2039 4,999,008
0.1
11,500,000
(1)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 10,987,400
0.1
4,000,000
(1)(3)
NYC Trust 2024-3ELV
A, 6.388%, (TSFR1M +
1.991%),
08/15/2029 4,036,912
0.1
2,500,000
(1)(3)
ONNI Commerical
Mortgage Trust 2024-
APT A, 5.567%,
07/15/2039 2,511,544
0.0
10,000,000
(1)(3)
ORL Trust 2024-GLKS
C, 6.791%, (TSFR1M +
2.291%),
12/15/2039 10,023,876
0.1
8,680,191
(1)(3)
PFP Ltd. 2023-10 A,
6.747%, (TSFR1M +
2.365%),
09/16/2038 8,719,921
0.1
4,878,102
(1)(3)
PFP Ltd. 2024-11 A,
6.315%, (TSFR1M +
1.832%),
09/17/2039 4,918,955
0.1
4,201,354
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 3,829,925
0.0
14,290,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.369%,
11/08/2049 13,028,359
0.1
19,500,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.222%,
03/01/2050 17,437,891
0.2
6,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 5,529,691
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)(3)
SDR Commercial
Mortgage Trust 2024-
DSNY B, 6.138%,
(TSFR1M + 1.741%),
05/15/2039 $ 2,482,511
0.0
4,525,000
(1)(3)
SHER Trust 2024-DAL
A, 6.038%, (TSFR1M +
1.641%),
04/15/2037 4,520,937
0.1
5,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 6.347%, (TSFR1M +
1.950%),
10/15/2041 5,045,159
0.1
10,000,000
(1)(3)
SMRT 2022-MINI D,
6.348%, (TSFR1M +
1.950%),
01/15/2039 9,862,469
0.1
4,454,348
(1)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 4,553,126
0.1
769,045
(1)(3)
TTAN 2021-MHC D,
6.262%, (TSFR1M +
1.864%),
03/15/2038 769,567
0.0
3,000,000
(1)(3)
TX Trust 2024-HOU A,
5.988%, (TSFR1M +
1.591%),
06/15/2039 2,997,370
0.0
4,500,000
(1)
VEGAS Trust 2024-TI
A, 5.518%,
11/10/2039 4,514,771
0.1
4,750,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE A, 5.889%,
(TSFR1M + 1.492%),
11/15/2041 4,763,302
0.1
3,000,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.239%,
(TSFR1M + 1.842%),
11/15/2041 3,009,459
0.0
4,174,582
(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C26 C,
4.071%,
02/15/2048 4,149,327
0.1
5,414,600  Wells Fargo
Commercial Mortgage
Trust 2015-C27 A5,
3.451%,
02/15/2048 5,396,133
0.1
1,330,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C27 B,
4.139%,
02/15/2048 1,264,969
0.0
4,000,000  Wells Fargo
Commercial Mortgage
Trust 2015-LC20 B,
3.719%,
04/15/2050 3,917,680
0.0
5,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2016-C35 C,
4.176%,
07/15/2048 4,767,581
0.1
4,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 3,748,409
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 $ 1,687,205
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 C,
3.284%,
04/15/2054 3,950,261
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 AS,
6.520%,
07/15/2057 5,199,252
0.1
3,703,340
(1)(3)
WFLD Mortgage
Trust 2014-MONT A,
3.755%,
08/10/2031 3,403,028
0.0
7,097,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 6,791,093
0.1
7,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 7,100,438
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $957,687,898)
968,111,969
10.5
U.S. TREASURY OBLIGATIONS : 10.4%
United States Treasury Bonds : 4.8%
58,000
1.250
%,
05/15/2050 27,515
0.0
2,699,000
1.375
%,
11/15/2040 1,671,668
0.0
268,000
1.625
%,
11/15/2050 139,815
0.0
9,469,100
2.875
%,
05/15/2052 6,624,261
0.1
14,333,300
3.250
%,
05/15/2042 11,664,439
0.1
100,892,100
4.250
%,
08/15/2054 92,158,395
1.0
338,573,000
(2)
4.625
%,
11/15/2044 328,363,081
3.6
440,649,174
4.8
United States Treasury Notes : 5.6%
132,000
0.625
%,
05/15/2030 108,342
0.0
8,184,600
1.250
%,
11/30/2026 7,739,192
0.1
25,131,200
1.250
%,
09/30/2028 22,465,075
0.2
3,309,100
1.500
%,
01/31/2027 3,129,894
0.0
17,183,400
1.500
%,
11/30/2028 15,435,968
0.2
50,000,000
2.750
%,
05/15/2025 49,729,563
0.5
4,089,400
2.750
%,
08/15/2032 3,627,877
0.0
46,866,500
3.375
%,
09/15/2027 45,806,189
0.5
747,000
3.875
%,
08/15/2034 706,551
0.0
127,735,000
4.000
%,
12/15/2027 126,757,637
1.4
32,897,400
4.125
%,
11/30/2029 32,528,786
0.3
7,292,600
4.125
%,
11/30/2031 7,138,611
0.1
7,889,300
4.250
%,
11/30/2026 7,888,348
0.1
47,188,200
4.250
%,
12/31/2026 47,193,920
0.5
72,304,200
4.250
%,
11/15/2034 70,425,354
0.8
36,492,000
4.375
%,
12/31/2029 36,475,094
0.4
1,695,100
4.375
%,
05/15/2034 1,669,574
0.0
42,363,600
4.500
%,
12/31/2031 42,402,176
0.5
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
719,000
4.625
%,
06/15/2027 $ 725,140
0.0
521,953,291
5.6
Total U.S. Treasury
Obligations
(Cost $987,300,272)
962,602,465
10.4
SOVEREIGN BONDS : 1.7%
BRL
612,211
(9)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 85,796,103
0.9
4,825,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 4,508,963
0.1
3,125,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 2,912,500
0.0
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 795,520
0.0
1,737,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 1,699,351
0.0
4,828,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 4,866,020
0.1
3,000,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 2,906,415
0.0
5,250,000  Colombia Government
International Bond,
8.750
%,
11/14/2053 5,318,906
0.1
4,100,000
(1)
Guatemala Government
Bond,
6.050
%,
08/06/2031 4,026,958
0.1
2,025,000
(1)
Guatemala Government
Bond,
6.550
%,
02/06/2037 1,996,650
0.0
1,200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 907,500
0.0
2,760,000  Panama Government
International Bond,
7.500
%,
03/01/2031 2,807,438
0.0
3,610,000  Panama Government
International Bond,
8.000
%,
03/01/2038 3,631,425
0.0
8,700,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 8,120,580
0.1
2,800,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 2,637,362
0.0
5,125,000
(1)(2)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 4,997,080
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
2,475,000
(1)(2)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 $ 2,373,005
0.0
6,258,000
(1)
Romanian Government
International Bond,
5.750
%,
03/24/2035 5,600,941
0.1
4,644,000
(1)
Romanian Government
International Bond,
6.375
%,
01/30/2034 4,446,491
0.1
334,404
(1)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2030 182,417
0.0
1,249,625
(1)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2034 520,156
0.0
1,056,019
(1)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2035 627,011
0.0
880,015
(1)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2036 518,109
0.0
1,163,381
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 804,129
0.0
2,324,212
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 1,312,971
0.0
2,033,233
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 1,125,903
0.0
601,039
(1)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 326,815
0.0
Total Sovereign Bonds
(Cost $163,886,421)
155,766,719
1.7
Total Long-Term
Investments
(Cost $9,408,255,025)
9,060,122,323
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.5%
Commercial Paper : 3.6%
12,550,000  Agilent Technologies,
4.560
%,
01/08/2025 $ 12,537,495
0.1
20,000,000  American Electric
Power Co., Inc.,
4.550
%,
01/02/2025 19,995,030
0.2
28,405,000  American Honda
Finance Corp.,
4.560
%,
01/09/2025 28,373,185
0.3
8,800,000  American Honda
Finance Corp.,
4.750
%,
02/24/2025 8,737,640
0.1
35,125,000
Cigna Group,
4.560
%,
01/06/2025 35,098,782
0.4
5,000,000
Cigna Group,
4.560
%,
01/07/2025 4,995,644
0.1
10,000,000  Dominion Energy, Inc.,
4.550
%,
01/10/2025 9,987,575
0.1
16,250,000  Duke Energy Co.,
4.520
%,
01/10/2025 16,229,944
0.2
3,000,000  Duke Energy Co.,
4.590
%,
01/23/2025 2,991,376
0.0
9,200,000
EBAY, Inc.,
4.620
%,
01/21/2025 9,175,662
0.1
20,000,000  Enbridge (US) Inc.,
4.730
%,
01/21/2025 19,945,855
0.2
9,200,000
Entergy Corp.,
4.680
%,
02/18/2025 9,142,744
0.1
20,000,000
Entergy Corp.,
4.700
%,
02/14/2025 19,885,125
0.2
65,000,000  Keurig Dr. Pepper, Inc.,
4.600
%,
01/17/2025 64,861,292
0.7
37,350,000  McCormick &
Company, Inc.,
4.580
%,
01/14/2025 37,284,483
0.4
3,800,000  McCormick &
Company, Inc.,
4.680
%,
01/31/2025 3,785,010
0.0
25,000,000  Mckesson Corp.,
4.550
%,
01/03/2025 24,990,679
0.3
1,900,000  Parker-Hannifin Corp.,
4.630
%,
01/23/2025 1,894,486
0.0
4,600,000  Parker-Hannifin Corp.,
4.670
%,
02/06/2025 4,578,383
0.0
8,925,000  Parker-Hannifin Corp.,
4.680
%,
02/19/2025 8,868,268
0.1
Total Commercial Paper
(Cost $343,384,266)
343,358,658
3.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.2%
15,432,726
(11)
Bethesda Securities,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase Amount
$15,436,616,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-7.311%, Market
Value plus accrued
interest $15,741,381,
due 10/01/27-11/01/54)
$ 15,432,726
0.2
29,518,332
(11)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase Amount
$29,525,772,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$30,108,699, due
10/01/29-02/01/57)
29,518,332
0.3
1,248,597
(11)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase
Amount $1,248,903,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,273,569, due
03/27/25-01/01/55)
1,248,597
0.0
29,518,332
(11)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase Amount
$29,525,821,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $30,108,699,
due 11/01/51-12/01/54)
29,518,332
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,304,278
(11)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $2,304,859,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.375%-
7.549%, Market Value
plus accrued interest
$2,350,964, due
02/12/25-07/20/73)
$ 2,304,278
0.1
29,518,332
(11)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2024, 4.740%,
due 01/02/2025
(Repurchase Amount
$29,525,999,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$30,029,818, due
01/15/26-02/15/53)
29,518,332
0.3
Total Repurchase
Agreements
(Cost $107,540,597)
107,540,597
1.2
Time Deposits : 0.2%
2,710,000
(11)
Canadian Imperial Bank
of Commerce,
4.320
%,
01/02/2025 2,710,000
0.0
2,830,000
(11)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
01/02/2025 2,830,000
0.0
3,020,000
(11)
Mizuho Bank Ltd.,
4.330
%,
01/02/2025 3,020,000
0.1
2,840,000
(11)
Royal Bank of Canada,
4.330
%,
01/02/2025 2,840,000
0.0
2,910,000
(11)
Societe Generale S.A.,
4.330
%,
01/02/2025 2,910,000
0.0
2,920,000
(11)
Toronto-Dominion Bank,
4.350
%,
01/02/2025 2,920,000
0.1
Total Time Deposits
(Cost $17,230,000)
17,230,000
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
42,644,000
(12)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $42,644,000) $ 42,644,000 0.5
Total Short-Term
Investments
(Cost $510,798,863)
$ 510,773,255
5.5
Total Investments in
Securities
(Cost $9,919,053,888) $ 9,570,895,578 103.7
Liabilities in Excess of
Other Assets
(345,379,826) (3.7)
Net Assets $ 9,225,515,752 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2024.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of December 31, 2024.
Currency Abbreviations:
BRL Brazilian Real
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,551,918,201 $ — $ 2,551,918,201
U.S. Government Agency Obligations — 1,966,671,891 — 1,966,671,891
Collateralized Mortgage Obligations — 1,368,191,676 — 1,368,191,675
Asset-Backed Securities — 1,086,859,403 — 1,086,859,403
Commercial Mortgage-Backed Securities — 968,111,969 — 968,111,969
U.S. Treasury Obligations — 962,602,465 — 962,602,465
Sovereign Bonds — 155,766,719 — 155,766,719
Short-Term Investments 42,644,000 468,129,255 — 510,773,255
Total Investments, at fair value $ 42,644,000 $ 9,528,251,579 $ — $ 9,570,895,578
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 698,234 — 698,234
Forward Foreign Currency Contracts — 7,020,487 — 7,020,487
Forward Premium Swaptions — 5,931,851 — 5,931,851
Futures 8,001,418 — — 8,001,418
Total Assets $ 50,645,418 $ 9,541,902,151 $ — $ 9,592,547,568
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (3,220,159) $ — $ (3,220,159)
Forward Premium Swaptions — (3,109,505) — (3,109,505)
Futures (32,980,163) — — (32,980,163)
Total Liabilities $ (32,980,163) $ (6,329,664) $ — $ (39,309,827)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 98,355,049 BRL 612,211,000 Goldman Sachs International 01/05/26 $ 7,020,487
$ 7,020,487
At December 31, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 9,192 03/31/25 $ 1,889,961,375 $ 615,667
U.S. Treasury 10-Year Note 3,283 03/20/25 357,026,250 (5,568,269)
U.S. Treasury Long Bond 2,457 03/20/25 279,714,094 (7,280,137)
U.S. Treasury Ultra Long Bond 5,105 03/20/25 607,016,406 (20,131,757)
$ 3,133,718,125 $ (32,364,496)
Short Contracts:
U.S. Treasury 5-Year Note (930) 03/31/25 (98,863,359) 968,215
U.S. Treasury Ultra 10-Year Note (3,897) 03/20/25 (433,784,813) 6,417,536
$ (532,648,172) $ 7,385,751
At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.837 % Annual 08/16/44 USD 18,336,100 $ 320,702 $ 320,702
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 23,883,000 377,532 377,532
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 445,999,600 (2,442,562) (2,442,562)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 454,812,000 (777,597) (777,597)
$ (2,521,925) $ (2,521,925)
At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 49,756,000 $ — $ 899,319
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 45,840,320 (1,925,294) (394,937)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 (6,988,625) 1,088,865
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 (11,768,801) 1,719,827
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (11,106,000) 1,432,219
$ (31,788,720) $ 4,745,293
At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 248,789,000 $ 1,942,109 $ 791,621
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 49,756,000 900,584 (1,294,328)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 45,840,320 1,925,294 (385,490)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 248,789,000 1,942,109 (1,034,750)
$ 6,710,096 $ (1,922,947)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 96,887,256
Gross Unrealized Depreciation (445,045,566)
Net Unrealized Depreciation $ (348,158,310)